UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                  Date of fiscal year end:        March 31, 2008

                  Date of reporting period:       June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)
         Sit High Income Municipal Bond Fund - Class I (Series D)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (94.2%) (2)
    ALABAMA (1.3%)
           300,000     AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured), 5.00%,
                        8/15/21                                                                                            301,767
           740,000     ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac insured), 4.375%, 9/1/26           717,970
           675,000     Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                    637,470
           100,000     DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13                          100,812
                       Huntsville Hlth. Care Auth. Rev. :
           200,000        Series 1997-A (MBIA insured), 5.00%, 6/1/17                                                      202,000
         1,000,000        Series 2002-A, 5.625%, 6/1/32                                                                  1,016,460
           250,000        Series 2007-A, variable rate, 6/1/32                                                             199,750
           600,000     Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007
                        (Redstone Vlg. Proj.), 5.25%, 1/1/15                                                               573,420
           300,000     Montgomery Educ. Bldg. Auth. Rev. Ref. Series 2007 (Faulkner Univ. Proj.) (Radian insured),
                        5.25%, 10/1/32                                                                                     285,372
           250,000     Valley Spl. Care. Facs. Fin. Auth. Rev. Series 1997-A (Lanier Mem. Hosp.), 5.45%, 11/1/11           252,233
                                                                                                                  ----------------
                                                                                                                         4,287,254
                                                                                                                  ----------------
    ALASKA (0.1%)
                   325,000    Alaska Indl. Dev. & Expt. Auth. Cmnty. Provider Rev. Series 2007
                               (Boys & Girls Home Proj.), 5.45%, 12/1/11                                                   320,346
                                                                                                                  ----------------

    ARIZONA (3.9%)
         1,500,000     Arizona Hlth. Care Facility Auth. Rev. Series 2007 (Beatitudes Campus Proj.),4.75%,
                        10/1/10                                                                                          1,479,150
         1,154,014     Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27              1,124,587
           200,000     Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%,
                        1/1/10                                                                                             201,698
           500,000     Flagstaff Spl. Assessment Series 2007 (Aspen Place Sawmill Impt. Proj.), 5.00%, 1/1/22              500,285
                       Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:
           400,000        Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity, 6.625%, 1/1/27          435,984
           480,000        Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26                   481,459
           100,000     Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc.
                         Co. Proj.), 6.30%, 12/1/26                                                                         97,654
           150,000     Parkway Cmnty. Facility Dist. No. 1 G.O. Series 2006, 4.85%, 7/15/15                                143,474
           700,000     Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11                            702,072
                       Pima Co. Indl. Dev. Auth. Educ. Rev.:
           295,000        Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                          294,788
           250,000        Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                 245,315
           210,000        Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                          200,827
           635,000        Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                                     632,593
           900,000        Series 2006-A (Sonoran Science Academy Proj.). 5.35%, 12/1/17                                    854,595
           500,000        Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15                        490,215
           560,000        Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14                                          537,600
           400,000        Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22                                359,796
           500,000        Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22                                  469,775
           250,000        Series 2008-A (Coral Academy Science Proj.), 6.375%, 12/1/18                                     250,173
           150,000     Pinal Co. Elem. Sch. Dist. No. 44 C.O.P. Series 2006, 4.10%, 3/1/09 (5)                             150,300
           565,000     Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.)
                          (ACA insured), 5.25%, 10/1/23                                                                    524,049
           500,000     Pinal Co. Certificate of Participation Series 2004, 5.00%, 12/1/26 (5)                              499,980
                       Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
           585,000        4.85%, 7/15/12                                                                                   575,394
           500,000        5.15%, 7/15/16                                                                                   482,945
           360,000     Verrado Cmnty. Facilities Dist. No. 1 G. O. Series 2006, 4.85%, 7/15/14                             352,692
           500,000     Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16                                   474,035
                                                                                                                  ----------------
                                                                                                                        12,561,435
                                                                                                                  ----------------
    ARKANSAS (0.4%)
           400,000     Independence Co. Poll. Ctl. Rev. Ref. Series 2008 (Entergy Inc. Proj.), 4.90%, 7/1/22               390,108
         1,000,000     White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14            1,004,860
                                                                                                                  ----------------
                                                                                                                         1,394,968
                                                                                                                  ----------------
    CALIFORNIA (6.8%)
           100,000     Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08                                 100,002
           120,000     Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14              122,027
           250,000     Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28                     233,787
           325,000     CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%,
                        6/1/19                                                                                             311,766
           350,000     CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%,
                        6/1/28                                                                                             282,964
                       CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
           445,000        4.50%, 6/1/21                                                                                    400,393

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           500,000        5.00%, 6/1/36                                                                                    397,475
                       CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
           120,000        Series 2005-D, 4.875%, 4/1/12                                                                    113,248
           355,000        Series 2005-F, 4.85%, 11/1/12                                                                    334,630
           135,000     CA Educ. Facs. Auth. Rev. Refunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26               135,630
            50,000     CA G.O. Series 1996, 5.25%, 6/1/21                                                                   50,118
           495,000     CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%,
                        12/1/28                                                                                            508,766
                       CA Hlth. Facs. Fin. Auth. Rev.:
           500,000           Series 2002, 5.50%, 4/01/11                                                                   515,515
           150,000           Series 1998-A (Kaiser Permanente Proj.), 5.50%, 6/1/22                                        153,216
           500,000           Series 2008-K (Catholic Healthcare West Proj.), 5.125%, 7/1/22                                496,300
           600,000     CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%,
                        6/1/26                                                                                             548,508
           220,000     CA St. Dept. Wtr. Res. Rev. Series 1996-Q (Cent. Vy. Proj.) (MBIA insured), 5.375%, 12/1/27         220,238
           500,000     CA St. G.O. Series 1997, 5.00%, 10/1/23                                                             500,265
                       CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
           300,000        5.25%, 12/1/13 (5)                                                                               300,585
           625,000        5.50%, 12/1/18                                                                                   625,594
                       CA Statewide Cmntys. Dev. Auth. Rev.:
           480,000        Series 2005 (Daughters of Charity Hlth. Proj.), 5.25%, 7/1/11                                    493,123
         1,000,000        Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17                                     981,250
           450,000     CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29                429,741
           990,000     CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.) (GNMA
                        collateralized), 6.15%, 11/20/36                                                                 1,058,884
         1,000,000     Covina Pub. Fin. Auth. Tax. Allocation Rev. Series 2002-A1 (Redev. Proj.) (Ambac insured)           444,760
                          zero coupon, 5.35% effective yield, 12/1/22
           235,000     Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%,
                        8/1/23                                                                                             235,945
           175,000     Industry Urban Dev. Agy. Tax Allocation Ref. Series 2002-2, 4.75%, 5/1/21                           173,827
           775,000     Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                     730,662
           250,000     Lompoc Healthcare Dist. G.O. Series 2007 (Election 2005) (XLCA insured), 5.00%, 8/1/34              241,647
           750,000     Los Angeles Hsg. Auth. Rev. Series 2007-A (Radian insured), 5.00%, 6/1/29                           714,442
           500,000     Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27                                 379,500
           205,000     Northern CA Pwr. Agy. Pub. Pwr. Rev. Series 1998-A1 (Hydroelectric Proj.), 5.20%, 7/1/32            205,447
           625,000     Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23            571,719
           250,000     Rancho Mirage Joint Pwrs. Fin. Auth. C.O.P. Series 1997-B Rmktg. (Eisenhower Med. Proj.),
                        (MBIA insured), 4.875%, 7/1/22                                                                     244,175
           500,000     Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.),
                        Variable rate, 6/1/39                                                                              392,500
         1,000,000     San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (MBIA insured), zero
                        coupon, 4.72% effective yield, 8/1/29                                                              297,370
         2,750,000     San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28        2,750,688
         1,000,000     San Diego Pub. Facs. Fin. Auth. Swr. Rev. Series 1997-A, 5.25%, 5/15/27                             983,480
           250,000     San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30                             227,208
           500,000     Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured),
                        5.00%, 6/1/15                                                                                      504,305
                       Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:
                          Series 2006:
           215,000           4.50%, 3/1/11                                                                                 214,080
           385,000           4.875%, 3/1/16                                                                                377,858
         1,940,000        Series 2001-B, 6.00%, 5/15/22                                                                  2,045,439
           250,000     Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured), 5.00%,
                        9/1/22                                                                                             239,450
           500,000     Vernon Natural Gas Fin. Auth. Rev. Series 2006-A2 (Vernon Gas Proj.) (MBIA insured), 5.00%,
                        8/1/21                                                                                             504,545
           250,000     Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27                                        244,460
                                                                                                                  ----------------
                                                                                                                        22,037,532
                                                                                                                  ----------------
    COLORADO (2.3%)
           250,000     Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17            226,660
           175,000     CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.),
                        4.625%, 6/15/12                                                                                    183,099
                       CO HFA Single Family Program Senior Series:
            10,000        1996B-2, 7.45%, 11/1/27                                                                           10,183
            15,000        1997B-3, 6.80%, 11/1/28                                                                           15,263
           750,000        2008A-5, 5.00%, 11/1/34                                                                          740,482
                       CO Hlth. Fac. Auth. Rev.:
           195,000        Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                         200,372
           160,000        Unrefunded Balance Rev. Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                 167,395
         1,000,000     Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured),
                        5.75%, 12/1/27                                                                                   1,029,990
         1,000,000     Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33                    709,000
           530,000     Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12                   535,697

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           250,000     E-470 Pub. Hwy. Auth. Rev. Series 2007C-1, 5.50%, 9/1/24                                            254,422
           250,000     Fiddlers Business Impt. Dist Greenwood Vlg. Ref. & Cap. Impt.. G.O. Sr.
                        Lien Series 2007-1, (ACA insured), 5.00%, 12/1/32                                                  213,610
           500,000     Fruita Rev. Series 2008 (Family Health West Proj.), 7.00%, 1/1/18                                   503,095
           250,000     Interlocken Met. Dist. Ref. & Impt. G.O. Series 1999-B (Radian insured),
                        5.75%, 12/15/19                                                                                    260,840
           500,000     Inverness Wtr. & Sanitation Dist. Arapahoe & Dougles Cos. G.O. Series 2006-A
                          (Radian insured), 4.60%, 12/1/19                                                                 471,920
           919,563     Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16                                879,516
           500,000     Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36                 472,520
           250,000     Public Auth For Colorado Energy Nat. Gas Pur. Rev. Series 2008, 5.75%, 11/15/18                     244,188
           500,000     Walker Field Pub. Airport Auth. Rev. Series 2007, 4.75%, 12/1/27                                    431,950
                                                                                                                  ----------------
                                                                                                                         7,550,202
                                                                                                                  ----------------
    CONNECTICUT (0.8%)
         1,000,000     CT Dev. Auth. Pollution Ctrl. Rev. Ref. Series 1993-A (CT Light & Power Proj.), 5.85%,
                        9/1/28                                                                                           1,010,490
           500,000     CT Hlth. & Educ. Facs. Auth. Rev. Series 1995-C (Bridgeport Hosp. Proj.) (Connie Lee
                        insured), 5.25%, 7/1/15                                                                            500,970
           450,000        Series 2007-C (Hosp. Spl. Care Proj.), 5.25%, 7/1/27                                             450,958
                       Mashantucket Western Pequot Tribe Subordinated Special Rev.:
           300,000        Series 1997-B, 5.75%, 9/1/18                                                                     292,545
           500,000        Series 1999-B, zero coupon, 5.12% effective yield, 9/1/26                                        307,745
                                                                                                                  ----------------
                                                                                                                         2,562,708
                                                                                                                  ----------------
    DELAWARE (0.1%)
           500,000     Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.),
                         5.45%, 7/1/36                                                                                     411,710
                                                                                                                  ----------------

    FLORIDA (8.6%)
            80,000     Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19                      77,842
           780,000     Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14                           696,166
           100,000     Broward Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1996 (Tamarac Pointe
                        Apt. Proj.) (GNMA collateralized), 6.15%, 7/1/16                                                   100,140
           415,000     Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.),
                        4.50%, 7/1/15                                                                                      385,211
                       Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
           535,000        (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                          489,129
         1,000,000        (American Opportunity Proj.), 5.875%, 6/1/38                                                     817,280
            40,000     Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.)
                        (ACA insured), 5.40%, 5/1/13                                                                        39,546
            45,000     Cocoa Cap. Impt. Rev. Series 1998 (MBIA insured), 5.00%, 10/1/22                                     45,316
            50,000     Collier Co. Indl. Dev. Auth. Hlth. Care Facs. Rev. Series 2004 (Naples Cmnty.
                        Hosp. Proj.), 4.65%, 10/1/34                                                                        49,823
           515,000     Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.),
                        5.25%, 8/15/15                                                                                     527,602
           440,000     Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B,
                        5.00%, 5/1/11                                                                                      420,385
           400,000     Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B,
                        5.125%, 5/1/16                                                                                     350,472
           630,000     Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.),
                        5.125%, 10/1/19                                                                                    616,518
           100,000     Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B,
                        5.75%, 5/1/13                                                                                       96,439
            25,000     FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24                                25,023
            45,000     FL Correctional Privatization Commn. Certificate of Participation Series 1995-B
                          (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17                                                     45,074
            90,000     Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11              84,237
           370,000     Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13             338,250
                       Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
            90,000        Ref. Series 2005-B, 5.00%, 11/15/30                                                               85,576
           200,000        Series 2006-C, 5.25%, 11/15/36                                                                   191,462
            80,000     Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.),
                        5.75%, 4/1/18                                                                                       82,188
           250,000     Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-B (Tampa Gen.
                        Hosp. Proj.), 5.25%, 10/1/28                                                                       246,302
           475,000     Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. -
                        Univ. Cmnty. Hosp.), 5.625%, 8/15/23                                                               474,245
           175,000     Gateway Services Cmnty. Dev. Dist. Spl. Assmt. Series 2003-B (Sun City Ctr. Proj.),
                        5.50%, 5/1/10                                                                                      172,354
           250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14                       221,380
                       Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev.:
           580,000        Ref. Series 2007-A (FL Proton Therapy Inst. Proj.), 6.00%, 91/17                                 579,536
           500,000        Series 2001-A (Mayo Clinic Jacksonville Proj.), 5.50%, 11/15/36                                  503,575
           500,000     Jacksonville Hlth. Facs. Auth. Rev. Series 2007 (Brooks Hlth. Sys. Proj.),
                        5.00%, 11/1/22                                                                                     480,180
           500,000     Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B,
                        5.00%, 11/1/11                                                                                     464,345
                       Lakeland Hosp. Sys. Rev. Ref.:
           165,000        Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%, 11/15/25                                  165,653
           450,000        Series 1997 (Lakeland Regl. Med. Center Proj.) (MBIA insured), 5.00%, 11/15/22                   450,801
           250,000     Lakeland Retirement Cmnty. Rev. Ref. Series 2008 (Carpenters Inv. Proj.), 5.875%, 1/1/19            248,840

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         1,000,000     Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation),
                        5.25%, 6/15/27                                                                                     832,460
           250,000     Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14                                  227,740
           300,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14                            262,833
           500,000     Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2008-B, 6.90%, 5/1/17             486,760
           405,000     Marion Co. Hosp. Dist. Rev. Series 1999 (Munroe Hlth. Sys. Proj.), 5.25%, 10/1/10                   419,507
           405,000     Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial
                        Med. Ctr. Proj.), 4.875%, 11/15/12                                                                 410,467
           820,000     Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.),
                        5.375%, 11/15/28                                                                                   712,810
           100,000     Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25                               101,390
                       Miami - Dade Co. Spl. Obligation:
           265,000        Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33                                   65,519
           100,000        Cap. Apprec. & Income Sub Series 2005-B, variable rate, 10/1/35                                   90,686
            40,000     Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.),
                        5.00%, 10/1/23                                                                                      40,899
         1,000,000     New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B,
                        5.00%, 5/1/13                                                                                      901,540
           120,000     Orange Co. Hlth. Facs. Auth. Rev. Ref. Series 2005 (Orlando Lutheran Proj.),
                        4.625%, 7/1/09                                                                                     119,081
            60,000     Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28                       58,592
                       Palm Beach Co. Hlth. Fac. Auth. Rev.:
           500,000        Series 1997 (Abbey Delray South Proj.), 5.50%, 10/1/11                                           510,005
           200,000        Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                      200,664
            90,000        Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18                           90,128
                          Series 2007 (Waterford Proj.):
           250,000           5.25%, 11/15/17                                                                               242,280
           500,000           5.375%, 11/15/22                                                                              467,860
            10,000     Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11                             9,539
            55,000     Pinellas Co. Swr. Rev. Ref. Unrefunded Balance Series 1998 (FGIC insured),
                        5.00%, 10/1/24                                                                                      55,195
                       Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):
           350,000        4.50%, 10/1/14                                                                                   338,489
           680,000        4.625%, 10/1/16                                                                                  648,489
         3,105,000     Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16                        3,123,071
           750,000     Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13                    470,618
           500,000     Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the
                        Isle Proj.), 5.50%, 1/1/27                                                                         450,605
           250,000     Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39                    180,083
           500,000     Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24                                       473,725
           500,000     St. Johns Co. Indl. Dev. Auth. Hlth. Care Rev. Ref. Series 2007-A (Bayview Proj.),
                        5.00%, 10/1/17                                                                                     458,845
           250,000     South Broward Hosp. Dist. Rev. Ref. Series 2007 (South Broward Hosp. Dist. Proj.),
                        4.75%, 5/1/24                                                                                      240,818
           780,000     South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.),
                        5.50%, 10/1/13                                                                                     813,992
           850,000     Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series,
                        5.10%, 5/1/11                                                                                      798,448
         1,000,000     Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15                  895,190
           750,000     Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17                                  739,245
           975,000     Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No. 1
                        Infrastructure Proj.). 5.00%, 11/1/12                                                              883,399
           740,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B,
                        5.00%, 11/1/12                                                                                     670,980
           500,000     Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15                     471,890
            50,000     West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3),
                        5.50%, 5/1/37                                                                                       36,475
           500,000     Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13                    326,710
                                                                                                                  ----------------
                                                                                                                        27,897,917
                                                                                                                  ----------------

    GEORGIA (1.7%)
           250,000     Atlanta Dev. Auth. Rev.  Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31                             242,767
           250,000     Burke Co. Dev. Auth. Poll. Ctrl. Rev. Series 1994 (GA Pwr. Co. Vogtle Proj.),
                        4.375%, 10/1/32                                                                                    252,340
           750,000     Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.),
                        5.50%, 1/1/34                                                                                      638,265
         1,490,000     East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26                                            1,593,123
           750,000     Fulton Co. Dev. Auth. Rev. Series 2007-A, 5.25%, 11/1/28                                            635,257
           250,000     Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military
                        Academy Proj.), 5.125%, 3/1/27                                                                     224,447
           250,000     Georgia St. Hsg. & Fin. Auth. Single Family Mtg. Rev. Sub. Series 2004,
                        4.50%, 6/1/25                                                                                      242,724
           500,000     Main St. Nat. Gas Inc. Rev. Series 2008-A (GA Gas Proj.), 5.50%, 7/15/17                            485,545
           250,000     Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.),
                        5.25%, 7/1/27                                                                                      214,840
                       Private Colleges & Univ. Auth. Rev. Ref.:
           750,000        Series 1999-A (Mercer Univ. Proj.), 5.25%, 10/1/14                                               759,773
           100,000        Series 2001 (Mercer Univ. Proj.), 5.00%, 10/1/11                                                 103,224
                                                                                                                  ----------------
                                                                                                                         5,392,305
                                                                                                                  ----------------
    IDAHO (0.2%)
                       ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
           250,000        (Idaho Arts Charter Sch. Proj.), 5.50%, 12/1/18                                                  239,472
           250,000        (Liberty Charter School Proj.), 5.50%, 6/1/21                                                    242,570
                                                                                                                  ----------------
                                                                                                                           482,042
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    ILLINOIS (10.4%)
           300,000     Annawan Tax Allocation Series 2007 (Patriot Renewable Fuels, LLC Proj.),
                        5.625%, 1/1/18                                                                                     275,541
           475,000     Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12                     475,860
            20,000     Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured)
                         (Section 8), 6.85%, 7/1/22                                                                         20,684
           250,000     Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.),
                        5.40%, 3/1/16                                                                                      239,385
           500,000     Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27                                              475,370
           100,000     IL DFA Rev. Series 1998 (St. Patrick High School Proj.), 5.125%, 7/15/28                            100,005
           500,000     IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.),
                        5.00%, 12/1/36                                                                                     408,855
         1,000,000     IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.),
                        5.25%, 5/15/12                                                                                     967,310
         1,250,000     IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.),
                        5.50%, 3/1/14                                                                                    1,208,587
                       IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
           415,000        Series 1997-A, 6.05%, 7/1/19                                                                     417,121
           120,000        Series 1997-A, 5.90%, 7/1/09                                                                     120,613
         1,560,000        Series 1997-A, 6.00%, 7/1/15                                                                   1,567,972
         1,240,000        Series 1997-C, 5.65%, 7/1/19                                                                   1,244,638
           850,000        Series 1998-A, 5.50%, 7/1/12                                                                     858,517
           285,000        Series 1998-A, 5.70%, 7/1/19                                                                     286,334
           330,000        Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                                343,012
           500,000     IL Educ. Facs. Auth. Rev. Ref. Series 2003-A (Augustana College Proj.),
                        5.70%, 10/1/32                                                                                     503,135
                       IL Fin. Auth. Rev.:
           500,000        Series 2006-B (Rush Univ. Med. Center Proj.) (MBIA insured), 5.75%, 11/1/28                      507,745
           750,000        Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37                                  706,650
           700,000        Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38                                   609,336
                          Series 2006 (Tabor Hills Supportive Living Proj.):
         1,000,000           4.40%, 11/15/12                                                                               975,870
           500,000           5.25%, 11/15/26                                                                               453,900
                          Series 2006-A (Montgomery Place Proj.):
         1,250,000           5.25%, 5/15/15                                                                              1,168,637
           500,000           5.75%, 5/15/38                                                                                426,215
                          Series 2007-A:
           650,000           (Christian Homes, Inc. Proj.), 5.75%, 5/15/26                                                 576,264
           500,000           (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16                                                480,945
                       IL Fin. Auth. Sports Fac. Rev.:
                          Series 2007-A (United Sports Org. of Barrington Proj.) (UTD insured):
           500,000           6.125%, 10/1/27                                                                               467,045
           500,000           6.25%, 10/1/37                                                                                450,105
         1,000,000        Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38                                        958,300
           500,000     IL Fin. Auth. Educ. Rev. Series 2006-E (Uno Charter School Network Proj.) (ACA Insured),
                        5.00%, 9/1/26                                                                                      406,420
                       IL Hlth. Fac. Auth. Rev.:
           350,000        Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                         351,771
           950,000        Series 1997 (Sherman Hlth. Sys. Proj.), 5.50%, 8/1/12                                            961,552
           605,000        Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                      621,504
           500,000        Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                             534,170
           590,000        Ref. Series 2003 (Sinai Health Proj.) (FHA Insured), 5.15%, 2/15/37                              583,864
           200,000     IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10                                                     200,374
                       Lombard Public Facs. Corp. Rev. First Tier:
                           Series 2005-A1 (Conference Ctr. & Hotel Proj.):
           115,000           6.375%, 1/1/15                                                                                112,235
           750,000           (ACA insured) 5.50%, 1/1/25                                                                   640,267
         1,000,000           (ACA insured) 5.50%, 1/1/30                                                                   827,780
         1,925,000        Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36                                   1,857,163
         2,000,000     Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25                                            1,768,540
         1,000,000     Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate Proj.),
                        5.75%, 3/1/22                                                                                      952,970
           500,000     Markham G.O. Series 2008-C, 4.75%, 2/1/17                                                           479,540
           250,000     Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15                        253,005
           247,000     Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured),
                        4.70%, 3/1/30                                                                                      221,277
           250,000     Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17                                                 252,785
                       Southwestern IL Dev. Auth. Rev.:
                          Series 1999 (Anderson Hosp. Proj.):
           750,000           5.375%, 8/15/15                                                                               758,430
         2,625,000           5.625%, 8/15/29                                                                             2,568,956
           750,000        Ref. Series 2008-A (Local Govt. Prog.), 7.00%, 10/1/22                                           714,870
           500,000        Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26                                           441,525
           275,000     Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.),
                        6.05%, 12/1/11                                                                                     290,769
           440,000     Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                 459,285
           500,000     Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%,
                        9/1/13 (3)                                                                                         290,565
                                                                                                                  ----------------
                                                                                                                        33,843,568
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    INDIANA (3.5%)
           500,000     Anderson Economic Dev. Rev. Ref. & Impt. Series 2007 (Anderson Univ. Proj.),
                        4.75%, 10/1/21                                                                                     457,065
           100,000     Bloomington Sewer Wks. Rev. Series 1999-A (MBIA insured), 5.20%, 1/1/29                             100,909
           500,000     Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23                                   499,720
           315,000     Central Nine Career Ctr. Bldg. Corp. Rev. Series 2007, 5.50%, 7/15/15                               337,907
           100,000     Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.),
                        5.25%, 8/15/28                                                                                     100,920
           500,000     Goshen Ind. Redev. Dist. Tax Allocation Rev. Series 2008, 5.875%, 1/1/28                            491,180
           250,000     Hammond Ind. Redev. Dist. Rev. Series 2008 (Marina Area Proj.), 6.00%, 1/15/17                      242,850
                       IN Hlth. & Educ. Fac. Fin. Auth. Rev.:
                          Series 2005 (Baptist Homes of IN Proj.):
           400,000           5.25%, 11/15/25                                                                               394,596
           250,000           5.25%, 11/15/35                                                                               237,467
         1,000,000        Series 2007 (Cmnty. Fndtn. Northwest Proj.), 5.50%, 3/1/22                                       953,720
           215,000     IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys.
                        Corp. Proj.)
                          (MBIA insured), 5.00%, 12/1/28                                                                   215,497
                       IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                          Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
           105,000           6.00%, 1/1/14                                                                                 106,503
           650,000           6.00%, 1/1/23                                                                                 650,357
           600,000        Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18                      602,184
                          Series 2001-A (Community Foundation Northwest IN):
         1,360,000           5.50%, 8/1/13                                                                               1,386,289
           360,000           6.375%, 8/1/21                                                                                369,252
            50,000           6.375%, 8/1/31                                                                                 50,602
            60,000        Ref. Series 2001-A (Community Foundation Northwest IN), 5.50%, 8/1/13                             64,493
           300,000        Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14                                 295,737
         1,875,000     IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998 (Marquette Manor Proj.),
                        5.00%, 8/15/18                                                                                   1,852,912
         1,155,000     IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.),
                        5.50%, 1/1/33                                                                                    1,170,084
           500,000     St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig.
                        Group Proj.), 5.25%, 2/15/28                                                                       450,660
           500,000     Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27                       441,110
                                                                                                                  ----------------
                                                                                                                        11,472,014
                                                                                                                  ----------------
    IOWA (0.9%)
                       Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
           240,000        5.00%, 6/1/11                                                                                    242,194
           115,000        5.00%, 6/1/12                                                                                    115,523
           120,000        5.00%, 6/1/14                                                                                    119,630
           185,000        5.00%, 6/1/15                                                                                    183,181
           405,000     Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.),
                        5.375%, 12/1/16                                                                                    368,752
           345,000     Iowa Fin. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Proj.), 5.40%, 12/1/10               346,035
                       IA Fin. Auth. Sr. Hsg. Rev. Ref. Series:
           350,000     2006-A (Bethany Life Cmntys. Proj.), 5.20%, 11/1/16                                                 318,682
           410,000     2007-A (Wedum Walnut Ridge LLC Proj.), 5.00%, 12/1/14                                               389,238
           100,000     IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Sec. Proj.),
                        5.75%, 7/1/09                                                                                      102,359
           500,000     IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty. Inc.
                        Proj.), 5.00%, 11/15/21                                                                            406,500
           400,000     Washington Co. Hosp. Rev. Series 2006 (Washington Co. Hosp. Proj.),
                        5.125%, 7/1/15                                                                                     401,680
                                                                                                                  ----------------
                                                                                                                         2,993,774
                                                                                                                  ----------------
    KANSAS (0.2%)
            10,000     Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized)
                        zero coupon, 7.56% effective yield, 2/1/23                                                           3,559
           500,000     KS Dev. Fin. Auth. Hsg. Dev. Rev. Series 2003-B1 (GNMA Collateralized),
                        5.60%, 5/20/34                                                                                     509,855
           250,000     KS Dev. Fin. Auth. Hlth. Facs. Rev. Series 2008-F (Stermont-Vail Healthcare),
                        5.75%, 11/15/27                                                                                    256,722
                                                                                                                  ----------------
                                                                                                                           770,136
                                                                                                                  ----------------
    KENTUCKY (0.2%)
           220,000     Dawson Springs Water & Sewer Rev. Ref. Series 1997, 5.10%, 9/1/13                                   222,482
           500,000     Louisville/Jefferson Co. Metro Govt. College Rev. Ref. & Impt. Series 2008-A
                          (Bellarmine Univ. Proj.), 6.00%, 5/1/33                                                          494,225
                                                                                                                  ----------------
                                                                                                                           716,707
                                                                                                                  ----------------
    LOUISIANA (4.0%)
         7,200,000     Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                          6.46% effective yield, 4/1/34                                                                  1,387,656
           394,604     Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40                             382,778
                       East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.:
           495,000        Series 2007-A, 4.40%, 10/1/23                                                                    476,838
           115,000        Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24                                      112,485
           600,000     Houma-Terrebonne Pub. Tr. Fin. Auth. Single Family Mortgage-Backed  Rev.
                           Series 2007 (GNMA/FNMA/FHLMC supported), 5.15%, 12/1/40                                         581,610
                       Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D:
           300,000           4.00%, 12/1/23                                                                                289,812
         1,900,000           5.00%, 6/1/38                                                                               1,731,413

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           400,000     Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14                         377,672
         1,235,000     Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
                          Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41                                         1,236,470
                       LA Hsg. Fin. Agy. Single Family Mtg. Rev. Series 2007-B1:
         2,240,000        5.70%, 12/1/38                                                                                 2,262,400
           500,000        (Home Ownership Pg.-Go Zone Proj.) (GNMA/FNMA/FHLMC supported), 5.60%, 6/1/39                    509,105
           600,000     LA Loc. Gov. Envir. Facs. Cmnty. Dev. Auth. Rev. Series 2007 (LA Local Gov. Proj.),
                        6.75%, 11/1/32                                                                                     597,654
                       LA Public Facs. Auth. Rev:
           500,000        Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15                                       500,500
           750,000        Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36                                 600,000
         1,025,000     St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37                     916,145
         1,156,389     St. Tammany Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-A (Home Ownership
                        Prog. Proj.) (GNMA/FNMA/FHLMC Backed Securities Proj.), 5.25%, 12/1/39                           1,120,946
                                                                                                                  ----------------
                                                                                                                        13,083,484
                                                                                                                  ----------------
    MAINE (0.6%)
         1,000,000     Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13           1,002,920
         1,000,000     South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                       1,008,990
                                                                                                                  ----------------
                                                                                                                         2,011,910
                                                                                                                  ----------------
    MARYLAND (0.5%)
           200,000     Howard Co. Retirement Cmnty. Rev. Ref. Series 2007-A (Vantage House Fac. Proj.), 4.50%,
                        4/1/10                                                                                             196,914
           310,000     MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%,
                        12/1/11                                                                                            304,528
         1,150,000     MD Hlth. & Hgr. Educ. Fac. Auth. Rev. Series 2007-B (King Farm Presbyterian Cmnty. Proj.),
                        4.75%, 1/1/13                                                                                    1,110,014
                                                                                                                  ----------------
                                                                                                                         1,611,456
                                                                                                                  ----------------
    MASSACHUSETTS (2.1%)
           250,000     MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37                                     212,500
         2,000,000     MA St. College Bldg. Auth. Proj. Rev. Series 1999-1 (MBIA Insured), 5.375%, 5/1/39                2,044,620
                       MA Hlth. & Educ. Fac. Auth. Rev.:
           500,000        Series 1999-C (Nichols College Proj.), 6.00%, 10/1/17                                            511,180
           250,000        Series 2001-E (Berkshire Hlth. Sys. Proj.), 5.70%, 101/25                                        255,082
         1,000,000        Series 2008-A (Quincy Med. Ctr. Proj.), 5.125%, 1/15/12                                          989,540
                       MA Dev. Fin. Agy. Rev.:
           200,000        Series 2005 (Evergreen Ctr., Inc.), 4.00%, 1/1/09                                                199,912
           500,000        Series 2005-A (Curry College Proj.) (ACA Insured), 4.55%, 3/1/16                                 483,000
           550,000        Series 2007 (Orchard Cove Proj.), 5.00%, 10/1/17                                                 511,329
                       MA Indus. Fin. Agy. Rev. Series:
           600,000        1995 (St. Mark's School Issue), 6.00%, 1/1/15                                                    610,092
         1,000,000        1997 (Trustees Deerfield Academy Proj.), 5.00%, 10/1/23                                        1,013,870
                                                                                                                  ----------------
                                                                                                                         6,831,125
                                                                                                                  ----------------
    MICHIGAN (2.0%)
                       Chandler Park Academy Public School Rev. Series 2005:
           125,000        4.00%, 11/1/09                                                                                   124,757
           500,000        5.00%, 11/1/22                                                                                   451,885
           250,000     Detroit School District G.O. Series 2003-B (School Bldg. & Site Impt. Proj.), 5.00%, 5/1/21         256,237
         1,000,000     Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                           935,550
                       Kentwood Econ. Dev. Ltd. Oblig. Series 2006-A (Holland Home Proj.):
           350,000        5.25%, 11/15/26                                                                                  321,720
           500,000        5.375%, 11/15/36                                                                                 439,775
           115,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.),
                          5.125%, 9/1/11                                                                                   115,291
           500,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.),
                        5.00%, 9/1/22                                                                                      450,035
           650,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%,
                        9/1/16                                                                                             633,990
           500,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.),
                        6.25%, 10/1/23                                                                                     481,410
           500,000     MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (MBIA-IBC insured),
                        5.00%, 6/1/28                                                                                      501,155

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           500,000     MI St. Univ. Gen. Rev. Series 2007-B (Ambac insured), variable rate, 2/15/37                        415,000
           250,000     MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22                             229,097
           500,000     Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11                     503,170
           300,000     Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured),
                        5.625%, 6/1/22                                                                                     225,360
           500,000     Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30                     526,670
                                                                                                                  ----------------
                                                                                                                         6,611,102
                                                                                                                  ----------------
    MINNESOTA (1.9%)
           740,000     Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8), 6.375%,
                        4/1/20                                                                                             749,886
         5,424,004     Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32                               4,743,400
           600,000     St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%,
                        10/1/33                                                                                            522,120
                                                                                                                  ----------------
                                                                                                                         6,015,406
                                                                                                                  ----------------
    MISSISSIPPI (0.6%)
                       MS Dev. Bank Spl. Oblig. Rev. Ref.:
           325,000        Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14                                     325,136
         1,000,000        Series 2006-B (Magnolia Regl. Hlth. Ctr. Proj.), 5.00%, 10/1/13                                1,033,390
                       MS Home Corp. Single Fam. Mtg. Rev. (GNMA/FNMA/FHLMC supported):
           245,000        Series 2007-C1, 5.60%, 6/1/38                                                                    252,438
           500,000        Series 2008-A1, 5.05%, 12/1/39                                                                   477,275
                                                                                                                  ----------------
                                                                                                                         2,088,239
                                                                                                                  ----------------
    MISSOURI (2.5%)
           200,000     Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10                   201,190
            80,000     Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.)
                        Series 2002, 5.75%, 6/1/32                                                                          76,110
           500,000     Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27                     448,925
           750,000     Gravois Bluffs Transn. Dev. Dist. Transn. Sales Tax Rev. Series 2007, 4.75%, 5/1/32                 646,410
           295,000     Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                        (Stardust-Munger Proj.), 4.70%, 4/15/23                                                            281,058
           250,000     Harrisonville Annual Approp. Tax. Rev. Ref. Series 2007 (Harrisonville Towne Ctr. Proj.),
                        4.625%, 11/1/28                                                                                    225,245
         1,000,000     Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%,
                        5/15/17                                                                                            938,400
           250,000     Kansas City Tax Increment Fin. Comm. Rev. Series 2007-A (Maincor Proj.), 5.00%, 3/1/12              248,577
           300,000     Lincoln Univ. Auxiliary Sys. Rev. Subordinate Series 2007, 4.65%, 6/1/21                            298,893
                          Series 2007-E (Independence - Centerpoint Proj.):
           250,000           5.125%, 4/1/25                                                                                249,285
           500,000           4.75%, 4/1/28                                                                                 470,625
                       MO Hlth. & Educ. Fac. Auth. Rev. Series:
           500,000        2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35                                453,790
           500,000        2007-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 4.875%, 2/1/18                                478,370
                       MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev.:
           500,000        2007-A (Riverside Horizons Proj.) (ACA insured), 5.00%, 5/1/20                                   478,425
           400,000        2007-B (Riverside Horizons Proj.) (ACA insured), 4.50%, 5/1/27                                   342,336
                       St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev.:
           250,000        Series 2007-A (Friendship Vlg. West Proj.), 5.375%, 9/1/21                                       236,763
         1,250,000        Series 2007-B (St. Andrews Residence For Seniors Proj.), 5.375%, 12/1/27                       1,229,825
           460,000     St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.),
                        5.125%, 5/1/26                                                                                     431,324
           260,000     Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15         260,317
                                                                                                                  ----------------
                                                                                                                         7,995,868
                                                                                                                  ----------------
    MONTANA (0.5%)
           905,961     MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21            910,119
           750,000     MT Fac. Fin. Auth. Rev. Series 2007-C (St. Luke Cmnty. Healthcare Proj.), 5.00%, 1/1/22             752,572
                                                                                                                  ----------------
                                                                                                                         1,662,691
                                                                                                                  ----------------
    NEBRASKA (0.2%)
           220,000     Douglas Co. San. & Impt. Dists. No. 375 G.O. Series 2003 (Walnut Ridge Proj.), 5.30%,
                        12/15/23                                                                                           220,818
           500,000     Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12          454,490
                                                                                                                  ----------------
                                                                                                                           675,308
                                                                                                                  ----------------
    NEVADA (1.2%)
           250,000     Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33                249,132
         1,000,000     Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured),
                        5.30%, 10/1/11                                                                                     987,220
           415,000     Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17                          379,248
           600,000     Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                             621,660
           305,000     North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist.
                        No. 60), 4.50%, 12/1/10                                                                            300,327
           100,000     NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16                                101,581
                       Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
           500,000        5.00%, 6/1/22                                                                                    481,530
           500,000        5.25%, 6/1/32                                                                                    470,795
           250,000     Sparks Tourism Impt. Dist. No. 1  Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20                       241,740
                                                                                                                  ----------------
                                                                                                                         3,833,233
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    NEW HAMPSHIRE (1.3%)
                       Manchester Hsg. & Redev. Auth. Rev.:
           300,000        Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19                        162,891
           890,000        Series 2000-A (ACA insured), 6.75%, 1/1/15                                                       909,438
                       NH Hlth. & Educ. Fac. Auth. Rev.:
           600,000        Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                                                604,014
           485,000        Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16                                            481,940
           565,000        Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16                                  512,489
                       NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
           255,000        5.00%, 7/1/10                                                                                    259,271
           500,000        5.00%, 7/1/16                                                                                    490,320
           690,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.),
                        5.75%, 8/1/12                                                                                      695,368
           135,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School),
                        5.00%, 10/1/08                                                                                     135,400
                                                                                                                  ----------------
                                                                                                                         4,251,131
                                                                                                                  ----------------
    NEW JERSEY (0.3%)
                       NJ Hlth. Care Facs. Fin. Auth. Rev.:
           365,000        Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12                                          369,216
           250,000        Series 2002 (Englewood Hosp. Proj.) (FHA insured), 5.00%, 2/1/21                                 252,562
           495,000        Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33                         402,930
                                                                                                                  ----------------
                                                                                                                         1,024,708
                                                                                                                  ----------------
    NEW MEXICO (0.6%)
                       Farmington Pollution Ctl. Rev. Ref. (Pub. Svc. Co. San Juan Proj.):
           250,000        Series 1996-B, 6.30%, 12/1/16                                                                    247,290
         1,000,000        Series 1996-C, 5.70%, 12/1/16                                                                  1,012,260
           560,000     NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                   569,436
           250,000     NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.),
                        5.00%, 8/15/17                                                                                     224,473
                                                                                                                  ----------------
                                                                                                                         2,053,459
                                                                                                                  ----------------
    NEW YORK (1.5%)
           250,000     Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice
                        Charter Sch. Proj.), 5.00%, 4/1/20                                                                 237,807
           500,000     Amherst Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Beechwood Hlth.
                        Care Ctr. Inc. Proj.), 4.875%, 1/1/13                                                              479,950
           500,000     Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med.
                        Ctr. Proj.), 4.75%, 12/1/14                                                                        465,065
           275,000     Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth.
                        Sys., Inc. Proj.), 4.50%, 2/1/17                                                                   257,980
         1,230,000     NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                      1,231,697
           650,000     NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33                        519,350
           155,000     NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                     143,860
           130,000     NY Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2003-C1, 5.00%, 6/1/11                    130,170
           250,000     Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A,
                        5.00%, 12/1/23                                                                                     217,775
                       Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
           500,000        5.10%, 9/15/13                                                                                   485,375
           650,000        5.25%, 9/15/16                                                                                   607,302
                                                                                                                  ----------------
                                                                                                                         4,776,331
                                                                                                                  ----------------
    NORTH CAROLINA (1.1%)
           400,000     Albemarle Hosp. Auth. Healthcare Fac. Rev. Ref. Series 2007, 5.25%, 10/1/21                         387,352
           375,000     Asheville Certificates of Participation Series 1997-A, 5.125%, 6/1/18                               377,347
           105,000     Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp.
                        Proj.), 5.25%, 12/1/09                                                                             105,197
           250,000     NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007 (Brookwood Proj.),
                        5.25%, 1/1/32                                                                                      202,850
                       NC Med. Care. Commission Hlth. Care Facs. Rev.:
           150,000        Series 1998-B (Novant Hlth. Proj.), 5.00%, 10/1/28                                               150,401
           525,000        Ref. Series 2005-B (Presbyterian Proj.), 4.90%, 7/1/31                                           521,918
                       NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A:
           500,000        (The ARC of NC Proj.), 4.65%, 10/1/14                                                            489,615
           700,000        (ARC Proj.), 5.80%, 10/1/34                                                                      673,491
           370,000     NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.)
                          (FSA insured), 5.375%, 10/1/24                                                                   386,461
           175,000     Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19                   175,966
                                                                                                                  ----------------
                                                                                                                         3,470,598
                                                                                                                  ----------------
    NORTH DAKOTA (0.8%)
           750,000     City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32                        724,725
         1,000,000     Grand Forks Hlth. Care Sys. Rev. Series 1997 (Altru Hlth. Sys. Oblig. Group Proj.),
                        5.625%, 8/15/27                                                                                    997,610
                       Grand Forks Sr. Hsr. Rev. Ref. Series 2006 (4000 VY Square Proj.):
           260,000        4.50%, 12/1/08                                                                                   258,765
           395,000        4.60%, 12/1/10                                                                                   385,864
           175,000     Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31                                             157,206
                                                                                                                  ----------------
                                                                                                                         2,524,170
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    NORTHERN MARIANA ISLANDS (0.1%)
           500,000     Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22                       443,280
                                                                                                                  ----------------
    OHIO (2.1%)
           330,000     Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21                   310,616
           485,000     Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2,
                        5.125%, 6/1/24                                                                                     438,615
           295,000     Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland
                        Bond Fund Capital
                          Imprv. Proj.), 5.375%, 5/15/19 285,893
                       Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
           675,000        Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23                                           633,170
           610,000        Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14                                               592,566
           530,000        Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25                                               509,828
           265,000        Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                 236,322
           750,000        Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                              709,507
           250,000     Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.),
                        5.625%, 8/15/32                                                                                    250,920
         1,500,000     Hamilton Co. Hlth. Care Rev. Ref. Series 2006-A (Life Enriching Cmntys. Proj.),
                        5.00%, 1/1/27                                                                                    1,341,435
           805,000     Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.)
                        (MBIA insured), 5.50%, 9/1/27                                                                      817,228
           500,000     Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.),
                        5.25%, 5/15/17                                                                                     500,290
           250,000     Toldeo-Lucas Co. Port Auth. Spl. Assessment Rev. Series 2003 (Crocker Park),
                        5.38%, 12/1/35                                                                                     233,543
                                                                                                                  ----------------
                                                                                                                         6,859,933
                                                                                                                  ----------------
    OKLAHOMA (1.4%)
           500,000     Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.),
                        5.875%, 10/1/18                                                                                    469,345
                       Citizen Potawatomi Nation Tax Rev. Series 2004-A:
           660,000        5.00%, 9/1/08                                                                                    660,733
           500,000        6.50%, 9/1/16                                                                                    513,865
           250,000     Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.)
                        (ACA insured), 5.00%, 5/1/35                                                                       210,135
           915,000     Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.),
                        4.875%, 7/1/22                                                                                     812,438
           400,000     Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                       417,564
           960,000     Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996
                        (Jane Phillips Med. Ctr. Proj.)
                          (Connie Lee insured), 5.50%, 11/1/10                                                             966,970
           500,000     Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                             484,190
                                                                                                                  ----------------
                                                                                                                         4,535,240
                                                                                                                  ----------------
    OREGON (0.5%)
           200,000     Cow Creek Band Umpqua Tribe of Indians Rev. Series 2006-C, 4.875%, 10/1/08                          199,358
           250,000     OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42                                     246,963
            55,000     OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22                                   55,629
         1,245,000     Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.),
                        5.00%, 1/1/21                                                                                    1,064,849
                                                                                                                  ----------------
                                                                                                                         1,566,799
                                                                                                                  ----------------
    PENNSYLVANIA (5.1%)
           135,000     Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.),
                        3.875%, 4/1/10                                                                                     134,451
           495,000     Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.),
                        variable rate, 10/1/34                                                                             405,900
           225,000     Cambridge Area Jt. Auth. Gtd. Swr. Rev. Series 2008, 5.625%, 12/1/28                                223,020
           565,000     Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A
                          (Friendship Village South Proj.), 4.75%, 8/15/11                                                 569,458
           555,000     Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                                514,885
           500,000     Harrisburg Auth. Univ. Rev. Series 2007-A (Harrisburg Univ of Science Proj.),
                        5.40%, 9/1/16                                                                                      494,120
           600,000     Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.),
                        variable rate, 5/1/37                                                                              473,400
         2,330,000     Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.),
                        5.25%, 7/1/12                                                                                    2,329,953
                       Lancaster Co. Hosp. Auth. Rev.:
           200,000        Series 1994 (Hlth. Center-Masonic Homes Proj.), 5.30%, 11/15/08                                  200,322
           250,000        Series 2006 (Hlth. Center-Masonic Homes Proj.), 5.00%, 11/1/26                                   240,120
                          Series 2008-A (Brethren Village Proj.):
           500,000           5.20%, 7/1/12                                                                                 504,090
           500,000           6.10%, 7/1/22                                                                                 485,545
           250,000     Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem Proj.),
                        variable rate, 8/15/42                                                                             182,250
         1,575,000     Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28              1,510,252
           500,000     Montgomery Co. Indus. Dev. Auth. Rev. Ref. Series 1997-A (Meadowood Proj.),
                        6.25%, 12/1/17                                                                                     494,030
           500,000     Northeastern PA Hosp. & Educ. Auth. College Rev. Series 1997 (Luzerne Co.
                        Cmnty. Coll. Proj.)
                          (MBIA insured), 5.15%, 8/15/16                                                                   500,890
         3,890,000     PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny
                        Delaware Valley Obligated Group, Inc.) (MBIA insured), 5.875%, 11/15/16                           3,887,899
                       PA Higher Educ. Fac. Auth.  Rev.:
           190,000        Unrefunded Balance Series 1998 (Temple Univ. Proj.), 5.00%, 4/1/21                               191,444
           800,000        Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30                           804,568
           190,000        Series 2005 (Widener Univ. Proj.), 3.10%, 7/15/08                                                189,956
           370,000        Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured),
                           5.00%, 12/15/24                                                                                 357,942
           500,000        Ref. Series 2007 (Philadelphia Univ. Proj.), 5.00%, 6/1/22                                       478,225

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev.:
           275,000        Series 1993-A (Temple Univ. Hosp. Proj.), 6.50%, 11/15/08                                        277,844
           250,000        Series 1997-A (FHA insured), 5.30%, 1/1/18                                                       254,228
           700,000     Potter Co. Hosp. Auth. Rev. Series 1996 (Charles Cole Mem. Hosp. Proj.)
                        (Radian insured), 5.95%, 8/1/16                                                                    700,476
            25,000     South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem.
                        Hosp. Proj.), 5.375%, 7/1/22                                                                        25,275
           200,000     Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                               198,788
                                                                                                                  ----------------
                                                                                                                        16,629,331
                                                                                                                  ----------------
    PUERTO RICO (0.4%)
           500,000     Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                         394,500
           500,000     Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N,
                        variable rate, 7/1/45                                                                              370,000
           500,000     Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57                         392,000
                                                                                                                  ----------------
                                                                                                                         1,156,500
                                                                                                                  ----------------
    RHODE ISLAND (0.3%)
           260,000     RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured),
                        5.375%, 10/1/15                                                                                    260,551
                       RI Hlth. & Educ. Bldg. Corp. Rev. Series:
           250,000        1996 (Lifespan Oblig. Group Proj.), 5.25%, 5/15/26                                               252,220
           565,000        1997 (Steere House Proj.), 5.80%, 7/1/20                                                         532,027
                                                                                                                  ----------------
                                                                                                                         1,044,798
                                                                                                                  ----------------
    SOUTH CAROLINA (2.0%)
                       Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.):
           500,000        Series 2003, 5.25%, 12/1/19                                                                      510,845
         1,250,000        Series 2003, 5.25%, 12/1/20                                                                    1,271,737
         1,000,000        Series 2006, 5.00%, 12/1/20                                                                    1,006,790
           400,000     Charleston Educ. Excellence Fin. Corp. Rev. Series 2005 (Charleston Co. Schl.
                        Dist. Proj.), 5.25%, 12/1/20                                                                       413,908
            60,000     Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31                                     58,795
           500,000     Lee Co. Sch. Facs. Inc. Installment Purchase Rev. Series 2007 (Radian insured),
                        6.00%, 12/1/31                                                                                     514,825
                       SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Ref. & Impt. Series 2006 (Hampton
                        Regl. Med. Proj.):
           390,000        4.60%, 11/1/09                                                                                   382,524
           735,000        4.65%, 11/1/11                                                                                   701,719
           885,000     SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. Ref. Series 2007
                        (Lutheran Homes Proj.), 4.875%, 5/1/10                                                             877,070
                       SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
           500,000        Series 2007-A, 6.00%, 11/15/27                                                                   461,270
           250,000        Series 2007-B, 5.15%, 11/15/42                                                                   243,688
                                                                                                                  ----------------
                                                                                                                         6,443,171
                                                                                                                  ----------------
    SOUTH DAKOTA (0.3%)
                       SD Hlth. & Educ. Fac. Auth. Rev.:
           410,000        Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19                              401,054
           500,000        Series 2004-A (Sioux Valley Hosp. & Hlth.), 5.25%, 11/1/34                                       491,555
                                                                                                                  ----------------
                                                                                                                           892,609
                                                                                                                  ----------------
    TENNESSEE (1.7%)
           500,000     Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.),
                        4.75%, 4/1/12                                                                                      484,355
           500,000     Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
                           Series 2005-A (Prestige Proj.), 7.50%, 12/20/40                                                 458,915
           240,000     Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
                          Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                             254,246
                       Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                          (CME Memphis Apts. Proj.):
         1,850,000           Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                       559,755
         7,875,000           Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                     2,282,805
         1,630,000           Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                       16
                          (Eastwood Park Apts. Proj.):
         1,000,000           Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                      383,490
           405,000           Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                        4
           500,000        Series 2006-A (Trezevant Manor Proj.), 4.90%, 9/1/11                                             489,135
           500,000     TN Hsg. Dev. Agy. Rev. Series 2008-1B, 5.10%, 7/1/34                                                491,515
                                                                                                                  ----------------
                                                                                                                         5,404,236
                                                                                                                  ----------------
    TEXAS (9.5%)
                       Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref.:
           400,000        Series 2006-B, 6.00%, 1/1/10                                                                     408,040
           500,000        First Tier Series 2006, 5.25%, 1/1/24                                                            462,495
            20,000     Austin Utilities System Rev. Ref. Series 1993 (MBIA insured), 5.25%, 5/15/18                         20,028
                       Bexar Co. HFC Multifamily Hsg. Rev.:
           250,000        Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30                                257,340
           550,000        Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                              467,934
           230,000        Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11                                    216,635
           130,000        Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood
                           & Waterford Apts. Proj.), 7.50%, 12/1/14                                                        129,013
         1,000,000        Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43                        1,051,290
           440,000        Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21                          449,007

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           440,000     Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                              460,526
                       Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Rev.:
           500,000        Series 2002, 5.38%, 1/1/32                                                                       483,495
           500,000        Series 2008 (St. Joseph Regl. Proj.), 5.50%, 1/1/33                                              500,000
           500,000     Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.),
                        4.75%, 5/15/33                                                                                     432,575
           750,000     Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured),
                        5.00%, 8/15/21                                                                                     673,035
           115,000     Dallas Area Rapid Transit Rev. Sr. Lien Unrefunded Balance Series 2001
                        (Ambac insured), 5.00%, 12/1/26                                                                    116,617
         6,009,000     Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized)
                        (Towne Ctr. Apts.), 6.75%, 10/20/32                                                              6,313,957
           150,000     Fort Bend Co. Municipal Util. Dist. No. 106 G.O. Series 1999 (Radian insured),
                        5.30%, 9/1/10                                                                                      150,168
           500,000     Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)
                          (MBIA insured), 5.00%, 11/1/14                                                                   500,820
         1,100,000     Galveston Co. Municipal Util. Dist. No. 52 Series 2007-A, 6.00%, 8/13/08                          1,105,280
           100,000     Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.),
                        5.00%, 11/15/28                                                                                     97,991
           500,000     Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2008 (Teco Proj.)
                        (Assured Gty.), 5.00%, 11/15/32                                                                    498,575
           700,000     Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.),
                        5.00%, 8/15/19                                                                                     656,152
           100,000     Houston Airport Sys. Rev. Sub. Lien Rev. Series 1998-C, 5.00%, 7/1/28                                95,027
           750,000     Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12                                        751,995
           655,000     Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson
                        Memorial Hosp. Proj.), 4.125%, 8/15/10                                                             654,908
           500,000     La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.),
                        6.00%, 2/15/18                                                                                     492,435
           500,000     Leander Indpt. Sch. Dist. Cap. Apprecation G.O. Ref. Series 2008
                        (School Building Proj.)                                                                            258,500
                          zero coupon, 5.04% effective yield, 8/15/21
           750,000     Lewisville Combination Contract Impt. Rev. Series 2008, 6.75%, 10/1/32                              725,692
         1,000,000     Lower CO River Auth. Rev. Ref. Series 2008, 5.75%, 5/15/37                                        1,033,130
            25,255     Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11                             25,848
           500,000     Midlothian Dev. Auth. Tax Allocation Rev. Ref. Series 2007-A
                        (Radian insured), 5.00%, 11/15/16                                                                  488,050
           750,000     Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.)
                        Series 2005, 5.00%, 2/15/15                                                                        733,837
           500,000     North Central Hlth. Fac. Dev. Corp. Rev. Ref. Series 1998 (Baylor Hlth
                        Care Sys. Proj.), 5.00%, 5/15/17                                                                   502,465
           250,000     North TX Hlth. Facs. Dev. Corp. Hosp. Rev. Series 1997 (UTD Regl. Hlth.
                        Care Sys. Inc. Proj.), 5.00%, 9/1/14                                                               252,538
         1,000,000     North TX Twy. Auth. Cap. Apprec. Rev. Ref. Series 2008-D, zero coupon,
                        5.90% effective yield, 1/1/28                                                                      345,780
                       Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
           610,000        5.50%, 12/1/18                                                                                   597,202
         1,175,000        5.625%, 12/1/28                                                                                1,108,953
           250,000     San Leanna Educ. Fac. Corp. Rev. Ref. Series 2007 (Saint Edwards Univ. Proj.),
                        5.00%, 6/1/20                                                                                      246,680
           350,000     Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A
                        (Crown Meadows Proj.), 5.00%, 6/1/23                                                               355,096
                       Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007:
                          (C.C. Young Mem. Hom. Proj.):
           300,000           4.85%, 2/15/09                                                                                297,798
           300,000           5.00%, 2/15/13                                                                                285,810
           250,000        (Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16                                       228,380
           490,000     Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
                          (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                                                        4,900
                       TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sub. Lien Rev.:
           250,000        Series 2006-B, variable rate, 12/15/26                                                           178,665
           500,000        Series 2006-C, variable rate, 12/15/26                                                           379,545
           300,000     TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007,
                        variable rate, 9/15/27                                                                             258,000
           250,000     TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev.
                        Series 1996, 6.20%, 9/1/16                                                                         250,423
           500,000     TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A
                        (Idea Pub. Sch. Proj.)
                          (ACA insured), 5.00%, 8/15/30                                                                    416,695
           175,000     TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.),
                        5.50%, 9/1/12                                                                                      175,179
                       TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
         1,000,000        Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28                                    841,760
           750,000        Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18                                             718,388
           835,000     Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
                          (Querencia Barton Creek Proj.), 4.90%, 11/15/13                                                  796,365
                       Tyler Hlth. Facs. Dev. Corp.:
           750,000        Hosp. Rev. Series 1992 (Mother Frances Hosp. Proj.) (FGIC insured),
                           6.60%, 7/1/09                                                                                   765,990
           350,000        Rev. Ref. & Impt. Series 2007-A (East TX Med Ctr. Proj.), 5.375%, 11/1/37                        304,815
         2,050,000     White Settlement Ind. Sch. Dist. G.O. Series 2008, zero coupon,
                        5.80% effective yield, 8/15/28                                                                     657,681
           750,000     Whitehouse TX Indpt. Sch. Dist. Cap. Apprec. G.O. Ref. Series 2007
                        (Sch. Building Proj.), zero coupon, 4.65% effective yield, 2/15/25                                 305,985
                                                                                                                  ----------------
                                                                                                                        30,985,488
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    UTAH (0.5%)
           280,000     Murray City Hosp. Rev. Ref. Series 1996 (IHC Hlth. Svcs. Inc. Proj.) (MBIA insured),
                        5.00%, 5/15/22                                                                                     280,014
           250,000     Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37                   206,918
           857,000     UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27                                          765,447
           290,000     UT Charter Sch. Fin. Auth. Rev. Series 2007-A (Summit Academy Proj.), 5.125%, 6/15/17               284,084
           240,000     UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8) (FHA insured),
                        6.10%, 7/1/22                                                                                      241,488
                                                                                                                  ----------------
                                                                                                                         1,777,951
                                                                                                                  ----------------
    VERMONT (0.1%)
           400,000     VT Educ. & Hlth. Bldgs. Financing Agency Rev. Series 2003-A (Vermont Law School
                        Proj.), 5.00%, 1/1/13                                                                              406,668
                                                                                                                  ----------------
    VIRGINIA (1.5%)
           415,000     Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric
                        Proj.) (MBIA insured), 5.375%, 2/15/24                                                             415,490
           250,000     Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg.
                          (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                     263,355
         1,000,000     Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36                          727,230
           100,000     Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003
                        (Catholic Diocese Arlington): 5.00%, 10/1/18                                                       101,440
           400,000     Suffolk Indl. Dev. Auth. Retirement Facs. Rev. Ref. Series 2006 (Lake Prince Ctr. Proj.),
                        4.625%, 9/1/11                                                                                     393,136
                       Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1:
         1,000,000        5.35%, 7/1/31                                                                                  1,006,660
         2,000,000        (MBIA insured), 5.375%, 7/1/36                                                                 2,002,740
                                                                                                                  ----------------
                                                                                                                         4,910,051
                                                                                                                  ----------------
    WASHINGTON (1.8%)
         2,000,000     Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16                             1,915,240
           450,000     Klickitat Co. Pub. Hosp. Dist. No. 2 Rev. Series 2007 (Skyline Hosp. Proj.), 6.00%,
                        12/1/20                                                                                            434,709
           250,000     Okanogan Co. Pub. Hosp. Dist. No. 4 G.O. Series 2007 (Radian insured), 5.625%, 12/1/23              258,575
           500,000     Skagit Co. Public Hosp. Dist. No. 001  Rev. Series 2005 (Skagit Valley Hosp.), 5.50%,
                        12/1/13                                                                                            511,240
                       WA State Hsg. Fin. Commn. Nonprofit Rev. Series:
         1,750,000        2007-A (Skyline At First Hill Proj.), 5.25%, 1/1/17                                            1,656,323
         1,250,000        2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13                                            1,214,500
                                                                                                                  ----------------
                                                                                                                         5,990,587
                                                                                                                  ----------------
    WEST VIRGINIA (0.4%)
         1,250,000     Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15            1,253,488
                                                                                                                  ----------------
    WISCONSIN (3.4%)
           500,000     Milwaukee Redev. Auth. Rev. Series 2005-A (Science Ed. Consortium Proj.), 5.125%, 8/1/15            492,980
                       WI Hlth. & Educ. Fac. Auth. Rev.:
           500,000        Series 1996 (Sinai Samaritan Med. Ctr. Inc. Proj.), 5.875%, 8/15/26                              488,525
         1,000,000        Ref. Series 1997-B (United Health Group, Inc. Proj.), 5.50%, 12/15/16                          1,021,880
           220,000        Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                              207,073
         2,450,000        Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                         2,324,193
           225,000        Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                           226,476
           500,000        Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                             483,910
           900,000        Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                              872,469
                          Series 2001 (Agnesian Healthcare, Inc. Proj.):
           550,000           6.00%, 7/1/17                                                                                 566,088
           340,000           6.00%, 7/1/21                                                                                 347,378
                          Series 2003 (Synergy Hlth., Inc. Proj.):
           225,000           6.00%, 11/15/23                                                                               226,355
           250,000           6.00%, 11/15/32                                                                               243,123
           225,000        Ref. Series 2003 (Three Pillars Proj.), 4.60%, 8/15/13                                           222,363
           105,000        Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                   104,282
           450,000        Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                       453,591
           425,000        Series 2004 (Beaver Dam Cmnty. Hosp. Inc. Proj.), 5.50%, 8/15/14                                 411,256
           535,000        Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                   514,189
                          Ref. Series 2006 (Sr. Hsg. Proj.):
           315,000           5.00%, 8/1/09                                                                                 312,108
           300,000           5.00%, 8/1/10                                                                                 295,218
           500,000        Ref. Series 2006 (Milwaukee Catholic Home Proj.), 5.00%, 7/1/26                                  458,285
           400,000        Series 2006-B (Upland Hills Health Inc. Proj.), 5.125%, 5/15/29                                  363,572
           375,000        Series 2006-A (Marshfield Clinic Proj.), 5.00%, 2/15/11                                          382,365
                                                                                                                  ----------------
                                                                                                                        11,017,679
                                                                                                                  ----------------

Total municipal bonds  (cost: $331,383,910)                                                                            306,532,646
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (4.3%) (2)
            49,400     BlackRock Insured Municipal Term Trust (MPA)                                                        631,826
            79,800     BlackRock MuniHoldings Insured Fund II (MUE)                                                        908,922
            66,500     BlackRock MuniYield Insured Fund (MYI)                                                              816,620
            30,800     BlackRock MuniHoldings Florida Insured Fund (MFL)                                                   368,368
            53,200     BlackRock MuniYield Florida Fund (MYF)                                                              644,784
            14,000     BlackRock MuniYield Florida Insured Fund (MFT)                                                      166,880
            36,100     BlackRock MuniYield Michigan Insured Fund (MIY)                                                     451,250
            23,000     BlackRock MuniYield Michigan Insured Fund II (MYM)                                                  273,930
           208,600     DWS Municipal Income Trust (KTF)                                                                  2,146,494
            23,000     Eaton Vance National Municipal Income Trust (FEV)                                                   277,150
            41,800     Insured Municipal Income Fund (PIF)                                                                 522,918
            58,300     Investment Grade Municipal Income Fund (PPM)                                                        747,406
            62,600     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)                        743,688
            71,000     Nuveen Florida Investment Quality Municipal Fund (NQF)                                              864,070
            74,600     Nuveen Florida Quality Income Municipal Fund (NUF)                                                  915,342
            11,700     Nuveen Michigan Premium Income Municipal Fund (NMP)                                                 147,186
            32,900     Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)                                         413,224
            21,500     Nuveen Premier Municipal Income Fund (NPF)                                                          264,880
            54,911     Putnam Municipal Opportunities Trust (PMO)                                                          592,490
           100,100     Seligman Select Municipal Fund (SEL)                                                                946,946
            21,800     Van Kampen Advantage Municipal Income Trust II (VKI)                                                257,894
            23,200     Van Kampen Pennsylvania Value Municipal Income Trust (VPV)                                          296,264
            23,389     Van Kampen Trust Investment Grade Muni Fund (VGM)                                                   325,112
             9,000     Western Asset Managed Municipals Fund (MMU)                                                          97,830
            14,839     Western Asset Municipal Partners Fund (MNP)                                                         184,746
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $15,067,264)                                                                       14,006,220
                                                                                                                  ----------------

SHORT-TERM SECURITIES (0.9%) (2)
         3,070,631     Dreyfus Tax-Exempt Cash Management Fund, 1.63%                                                    3,070,631
                                                                                                                  ----------------

Total short-term securities (cost:  $3,070,631)                                                                          3,070,631
                                                                                                                  ----------------


Total investments in securities (cost: $349,521,805)                                                              $    323,609,497
                                                                                                                  ----------------

Other Assets and Liabilities, Net (+0.52%)                                                                               1,683,794

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    325,293,291
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         349,521,805
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                              830,130
Gross Unrealized Depreciation                                                                                          (26,742,438)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (25,912,308)
                                                                                                                  ================

Notes To Schedule of Investments:
---------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                              AT VALUE
                                                     -------------------------
Level 1 - Quoted Prices                                           $323,609,497
Level 2 - Other Significant Observable Inputs                               --
Level 3 - Significant Unobservable Inputs                                   --
------------------------------------------------------------------------------
Total                                                             $323,609,497
==============================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.9%) (2)
     EDUCATION/STUDENT LOAN (12.1%)
                      Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
         4,288,535       5.46%, 1/1/28                                                                                   3,927,741
         5,261,284       5.30%, 11/1/32                                                                                  4,601,098
                      Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
           775,000       5.125%, 1/1/16                                                                                    730,709
           875,000       6.25%, 1/1/21                                                                                     835,607
                      Minnesota Higher Educ. Fac. Auth. Rev.:
           360,558       Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                  360,789
           700,000       Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                 703,402
           150,000       Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                 150,528
            75,000       Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                  73,750
           700,000       Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                  672,308
                         Series 2006-6J1 (Augsburg College):
           505,000          5.00%, 5/1/10                                                                                  518,802
           595,000          5.00%, 5/1/12                                                                                  615,813
           100,000       Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                          100,115
           675,000       Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                           675,466
            50,000       Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22                                                   51,019
           100,000       Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/26                                                  101,974
           270,000       Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13                                                 254,324
         2,500,000       Series 2004-5Y (Univ. St. Thomas), 5.25%, 10/1/34                                               2,499,775
         2,000,000       Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                2,001,120
                         Series 2006-6K (College of Art & Design):
           270,000          4.50%, 5/1/10                                                                                  272,797
           750,000          5.00%, 5/1/19                                                                                  738,863
         2,862,926       Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16                                       2,802,461
                         Series 2007-6S (St. Scholastica College):
         2,000,000          5.00%, 12/1/22                                                                               1,903,160
         1,900,000          5.00%, 12/1/27                                                                               1,798,464
         2,000,000       Series 2007-6N (College St. Catherine), 4.75%, 4/26/27                                          1,961,460
         1,115,000    Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.), 5.00%, 12/15/20            1,127,421
                      Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
           315,000       5.75%, 5/1/16                                                                                     303,254
           300,000       6.00%, 5/1/26                                                                                     279,774
           575,000    Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                          576,616
           775,000    Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27               681,620
                      St. Paul Hsg. & Redev. Auth. Lease Rev.:
           375,000       Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                   380,134
           605,000       Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18                                                579,947
                         Series 2006-A (Cmnty. Peace Academy Proj.):
           685,000          4.35%, 12/1/12                                                                                 665,930
           600,000          4.35%, 12/1/14                                                                                 567,738
         1,500,000          5.00%, 12/1/18                                                                               1,434,165
           500,000    St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.), 5.00%,
                       10/1/24                                                                                             502,905
           100,000    Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%,
                        9/1/11                                                                                             100,159
                                                                                                                  ----------------
                                                                                                                        35,551,208
                                                                                                                  ----------------
     ESCROWED TO MATURITY/PREREFUNDED (2.4%)
            55,000    Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22                57,720
           370,000    Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10          381,833
            50,000    Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21                                                54,152
         5,000,000    Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50%,
                       10/1/32                                                                                           5,184,600
           655,000    St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A )Cmnty. Of Peace Academy Proj.),
                       6.375%, 12/1/11                                                                                     697,562
           780,000    Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10                              811,840
                                                                                                                  ----------------
                                                                                                                         7,187,707
                                                                                                                  ----------------
     GENERAL OBLIGATION (1.5%)
           120,000    Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13                                                       120,193
           200,000    Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23                                                    202,478
             5,000    Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08                                                         5,047
            75,000    Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                           75,160
           650,000    Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26                         654,686
                      Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B:
         1,425,000       4.375%, 3/1/24                                                                                  1,411,377
           300,000       4.50%, 3/1/26                                                                                     299,619
           305,000    North Mankato Impt. G.O. Series 2000-A, 4.75%, 2/1/10                                                305,445
           500,000    Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22                        443,280
                      Owatonna G.O. Series 1997:
           265,000       5.00%, 12/1/13                                                                                    265,509
           240,000       5.00%, 12/1/14                                                                                    240,449

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           150,000    Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                          150,309
           100,000    St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                           100,222
            30,000    Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                                30,055
                                                                                                                  -----------------
                                                                                                                         4,303,829
                                                                                                                  -----------------
     HOSPITAL/HEALTH CARE (23.8%)
                      Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
           155,000          5.00%, 2/1/09                                                                                  154,834
           615,000          5.00%, 2/1/12                                                                                  610,597
           250,000          5.25%, 2/1/14                                                                                  245,545
           285,000    Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.), 5.00%,
                       9/1/21                                                                                              284,706
         4,025,000    Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                  3,951,302
            85,000    Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08            84,958
                      Carlton Hlth. Care & Hsg. Fac.  Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
           100,000       5.00%, 4/1/13                                                                                      97,558
           400,000       5.20%, 4/1/16                                                                                     377,700
         2,000,000    Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14                       1,888,140
                      Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
           135,000       4.70%, 3/1/14                                                                                     129,994
           145,000       4.80%, 3/1/15                                                                                     139,449
           150,000       4.90%, 3/1/16                                                                                     141,495
                      Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
           285,000       4.75%, 5/1/10                                                                                     283,450
           600,000       4.85%, 5/1/12                                                                                     594,606
                      Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
            25,000       4.75%, 9/1/08                                                                                      24,980
            75,000       5.50%, 9/1/11                                                                                      74,972
                      Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                          Series 2005:
           265,000          4.50%, 6/1/13                                                                                  258,261
           400,000          5.20%, 6/1/25                                                                                  374,820
         1,000,000          5.50%, 6/1/35                                                                                  942,470
                         Ref. Series 2007:
           430,000          4.75%, 6/1/18                                                                                  410,323
           500,000          5.00%, 6/1/29                                                                                  445,750
         1,500,000    Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                 1,496,415
           445,000    Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34            441,751
           250,000    Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%,
                        6/15/12                                                                                            253,500
           791,002    Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                     755,977
           967,620    Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                         Series 2005, 5.20%, 12/20/35                                                                      946,488
                      Elk River Rev. Series 1998 (Care Choice Member Proj.):
           725,000       5.60%, 8/1/13                                                                                     725,000
           115,000       5.75%, 8/1/23                                                                                     108,784
           260,000    Fairbault Co. Hosp. Dist. Gross Rev. Series 1999 (Blue Earth Proj.), 5.30%, 12/1/08                  259,529
         1,925,000    Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25       1,780,625
                      Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
           115,000       5.10%, 11/1/09                                                                                    114,078
           120,000       5.20%, 11/1/10                                                                                    119,102
           135,000       5.40%, 11/1/12                                                                                    133,126
           140,000       5.50%, 11/1/13                                                                                    136,707
                      Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
           250,000       5.00%, 10/1/11                                                                                    247,545
           290,000       5.00%, 10/1/12                                                                                    285,403
           450,000       5.00%, 10/1/16                                                                                    436,063
                      Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
         1,000,000       5.00%, 9/1/20                                                                                     999,030
         2,000,000       5.00%, 9/1/29                                                                                   1,920,860
                      Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
         1,200,000       5.25%, 5/1/25                                                                                   1,208,340
         1,500,000       5.25%, 5/1/28                                                                                   1,503,045
                      Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
           255,000       4.125%, 10/1/08                                                                                   254,082
           300,000       4.375%, 10/1/09                                                                                   295,743

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
           150,000       Series 2003-B, 4.85%, 11/1/11                                                                     153,420
            50,000       Series 2003-A, 5.00%, 11/1/14                                                                      50,910
           850,000       Series 2003-A, 5.85%, 11/1/23                                                                     869,193
           100,000       Series 2003-A, 6.00%, 11/1/28                                                                     102,230
         3,500,000    Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%,
                       11/1/28                                                                                           3,141,285
                      Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.):
         1,000,000       5.00%, 11/1/14                                                                                    972,960
           750,000       5.625%, 11/1/22                                                                                   724,192
         1,000,000    Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%,
                       10/1/14                                                                                             976,690
                      Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners
                        Proj.):
           750,000       5.25%, 12/1/12                                                                                    771,075
           700,000       5.25%, 12/1/13                                                                                    717,528
         1,235,000       5.00%, 12/1/14                                                                                  1,248,375
           600,000       5.875%, 12/1/29                                                                                   601,314
           250,000    Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19                        239,537
                      Minneapolis Hlth. Care Fac. Rev.:
         1,470,000       Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25                                    1,332,437
                         Series 2005-E (Augustana Chapel View Homes Proj.):
           200,000          4.20%, 6/1/09                                                                                  198,044
           205,000          4.40%, 6/1/10                                                                                  201,923
           220,000          4.55%, 6/1/11                                                                                  215,600
           240,000          4.80%, 6/1/13                                                                                  234,934
           250,000          4.90%, 6/1/14                                                                                  244,395
           255,000          5.00%, 6/1/15                                                                                  246,027
           270,000          5.10%, 6/1/16                                                                                  260,177
           285,000          5.25%, 6/1/17                                                                                  275,826
                      Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                         Series 2004-A:
           315,000          5.20%, 1/1/11                                                                                  312,804
           500,000          5.75%, 1/1/19                                                                                  485,065
           530,000          5.80%, 1/1/24                                                                                  504,115
           200,000          5.50%, 6/1/27                                                                                  180,606
           500,000       Refunding Series 2006-A 5.00%, 6/1/15                                                             486,590
                      MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):
           115,000          5.45%, 2/1/09                                                                                  115,114
           120,000          5.45%, 8/1/09                                                                                  120,223
           120,000          5.50%, 2/1/10                                                                                  120,445
           125,000          5.50%, 8/1/10                                                                                  125,604
                      MN Agr. & Econ. Dev. Board Rev.:
                         Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
           215,000          5.80%, 8/1/08                                                                                  215,529
           405,000          6.55%, 8/1/16                                                                                  427,968
           770,000       Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield,
                          11/15/22                                                                                         688,118
           220,000       Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.), 5.50%, 2/1/12                    230,773
                         Series 2000-A (Fairview Hlth. Care Sys. Proj.):
            10,000          6.375%, 11/15/22                                                                                10,381
            20,000          6.375%, 11/15/29                                                                                20,679
                      Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
           110,000       4.10%, 12/1/10                                                                                    108,134
           750,000       5.10%, 12/1/24                                                                                    683,438
           300,000    New Hope Hlth. Care Facs. Rev. Series 2003-A (St. Therese Home, Inc. Proj.), 5.90%, 10/1/23          291,054
                      New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
         1,125,000       5.90%, 3/1/19                                                                                   1,070,696
           810,000       5.875%, 3/1/29                                                                                    746,148
                      Northfield Hospital Rev. Series 2006:
           900,000       5.50%, 11/1/15                                                                                    927,288
         1,500,000       5.25%, 11/1/21                                                                                  1,452,375
                      Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
           775,000       5.45%, 7/1/13                                                                                     775,101
           900,000       5.55%, 7/1/19                                                                                     867,861
                      Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
           155,000       4.90%, 7/1/09                                                                                     154,631
           240,000       5.00%, 7/1/10                                                                                     239,458
                      Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
           190,000       5.00%, 12/1/09                                                                                    189,658
           100,000       5.00%, 12/1/10                                                                                     99,726
         1,000,000       5.00%, 12/1/21                                                                                    926,060
           100,000    Rochester Hlth. Care Facs. Rev. Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36                      97,916
           500,000    Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.), 6.25%, 8/1/19         495,245

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
           125,000       5.10%, 9/1/25                                                                                     119,348
         3,475,000       5.25%, 9/1/34                                                                                   3,223,375
                      Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
         2,500,000       5.00%, 6/1/25                                                                                   2,452,350
           750,000       5.00%, 6/1/35                                                                                     702,600
                      St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
           250,000       5.00%, 5/15/10                                                                                    252,278
            60,000       5.00%, 5/15/11                                                                                     60,352
         1,365,000       5.20%, 5/15/13                                                                                  1,369,900
         2,070,000       5.25%, 5/15/18                                                                                  2,049,466
           845,000       5.30%, 5/15/28                                                                                    802,159
         1,000,000    St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14             998,600
         2,000,000    St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33                    1,740,400
         1,210,000    St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21                   1,210,944
                      St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
           300,000       4.00%, 2/1/11                                                                                     289,908
           200,000       5.00%, 2/1/13                                                                                     198,056
           210,000       5.00%, 2/1/14                                                                                     206,879
           160,000       5.00%, 2/1/15                                                                                     155,880
           340,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.),
                       6.50%, 11/1/11                                                                                      339,058
           580,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Series 2006
                         (HealthPartners Oblig. Group Proj.), 5.25%, 5/15/36                                               522,858
           540,000    St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%,
                       5/1/10                                                                                              540,243
            50,000    Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%,
                       11/15/12                                                                                             50,124
                                                                                                                  ----------------
                                                                                                                        70,168,756
                                                                                                                  ----------------
     INDUSTRIAL / POLLUTION CONTROL (3.5%)
           605,000    Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08             610,814
           585,000    Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%,
                       4/1/10                                                                                              582,133
           615,000    Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22              595,443
           355,000    E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%,
                       4/1/11                                                                                              364,684
           500,000    Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19                            423,460
                      Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
           280,000       7.25%, 5/1/14                                                                                     184,800
           505,000       7.375%, 5/1/17                                                                                    333,300
            20,000       7.375%, 5/1/20                                                                                     13,200
            10,000       7.50%, 5/1/24                                                                                       6,600
                      Puerto Rico Childrens Trust Fund Tobacco Settlement Rev.:
           300,000       Series 2002, 4.00%, 5/15/10                                                                       295,890
           990,000       Series 2002, 5.375%, 5/15/33                                                                      929,927
           465,000    Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12             474,360
           265,000    Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%,
                       4/1/18                                                                                              257,283
                      St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
            95,000       5.125%, 3/1/12                                                                                     95,862
           500,000       5.35%, 3/1/18                                                                                     502,665
                      Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
           750,000       zero coupon, 4.95% effective yield, 5/15/14                                                       743,933
         1,305,000       5.00%, 5/15/21                                                                                  1,230,328
         2,700,000    White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11                            2,762,802
                                                                                                                  ----------------
                                                                                                                        10,407,484
                                                                                                                  ----------------
     INSURED (7.5%)
         1,500,000    Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian
                       insured) 5.00%, 9/1/24                                                                            1,468,965
         1,600,000    Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured),
                       4.95%, 7/1/22                                                                                     1,535,968
                      Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
           970,000       5.25%, 9/15/18                                                                                    935,022
           705,000       5.30%, 9/15/28                                                                                    641,451
            20,000    Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                 20,038
                      Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
            75,000       Series 1999-B (Ambac insured), 5.25%, 1/1/18                                                       74,557
            20,000       Series 2001-B (FGIC insured), 5.75%, 1/1/16                                                        20,292
         1,000,000       Sub. Series 2001-D (FGIC insured), 5.75%, 1/1/14                                                1,018,610
         2,010,000       Ref. Sub. Series 2005-C (FGIC insured), 5.00%, 1/1/22                                           1,963,730
           100,000       Ref. Sub. Series 2005-C (MBIA-IBC FGIC insured), 5.00%, 1/1/31                                     98,276
         1,250,000       Sub. Series 2005-B (Ambac insured), 5.00%, 1/1/25                                               1,185,375
         1,750,000       Sub. Series 2007-B (FGIC Insured), 5.00%, 1/1/25                                                1,692,722
           485,000    MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17                           496,916

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Perham Gas Utility Rev. Series 1999 (Radian insured):
           300,000       5.35%, 6/1/19                                                                                     304,692
            50,000       5.45%, 6/1/29                                                                                      50,006
         1,000,000    Puerto Rico Cwlth. Hwy. & Trnsn. Auth.  Rev. Ref. Series 2007-N (FSA insured), variable
                       rate, 7/1/45                                                                                        740,000
           100,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09               100,989
         2,000,000    Puerto Rico Elec. Pwr. Auth. Rev. Series 2005-RR (FGIC insured), 5.00%, 7/1/22                     1,966,420
           600,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29           510,000
           200,000    Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                         (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16                                  200,564
           510,000    St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
                         Series 1996-B, 5.00%, 7/1/20                                                                      510,525
                      St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
           200,000       5.125%, 5/1/09                                                                                    205,196
           250,000       5.75%, 5/1/26                                                                                     259,530
           250,000    St. Cloud Hsg. & Redev. Auth. In & For Sales Tax Rev. Ref. Series 1998-A
                         (Paramount Theater Proj.) (FGIC insured), 5.00%, 3/1/22                                           250,640
         2,270,000    St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                         (FSA insured), 7.10%, 11/1/23                                                                   2,689,905
         3,100,000    Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13                              3,046,587
                                                                                                                  ----------------
                                                                                                                        21,986,976
                                                                                                                  ----------------
     MULTIFAMILY MORTGAGE (19.3%)
                      Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                         Villa Proj.) (GNMA collateralized):
            40,000          4.90%, 8/1/09                                                                                   40,078
         1,520,000          5.25%, 8/1/18                                                                                1,520,912
                      Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
           640,000       Series 2000-A, 7.15%, 1/1/20                                                                      653,920
           500,000       Series 2000-A, 7.25%, 1/1/32                                                                      508,350
         2,715,000    Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series
                       1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                    2,644,138
                      Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
            95,000       5.00%, 9/1/09                                                                                      95,322
           495,000       5.375%, 9/1/14                                                                                    484,174
           500,000    Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25                    452,660
           700,000    Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                         6.50%, 5/1/25                                                                                     703,108
                      Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp.
                       Proj.):
           115,000       5.40%, 11/1/08                                                                                    114,980
           170,000       5.50%, 11/1/10                                                                                    169,398
           545,000       5.80%, 11/1/18                                                                                    536,972
         3,065,000    Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31              2,474,865
                      Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice
                       Proj.):
           120,000       4.30%, 11/1/08                                                                                    119,609
           150,000       4.40%, 11/1/09                                                                                    148,290
                      Eden Prairie Multifamily Hsg. Rev. Refunding :
           300,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                        304,662
           410,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                        413,223
           470,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                  503,746
           675,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                  717,525
         1,185,000       Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                       1,253,789
           740,000       Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                    739,815
                      Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
           200,000       4.90%, 10/1/09                                                                                    198,322
           140,000       4.95%, 10/1/10                                                                                    138,296
           100,000       5.00%, 10/1/11                                                                                     98,288
           155,000       5.10%, 10/1/12                                                                                    152,342
           165,000       5.15%, 10/1/13                                                                                    161,141
                      Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge Apts.
                       Proj.):
           355,000       5.125%, 2/1/18                                                                                    343,754
           650,000       5.25%, 2/1/28                                                                                     579,813
                      Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
           885,000       6.625%, 10/1/11                                                                                   889,416
           295,000       6.875%, 10/1/14                                                                                   297,422
                      Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
           300,000       5.75%, 10/1/17                                                                                    283,707
           290,000       6.00%, 10/1/21                                                                                    273,531

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
           695,000       5.50%, 12/1/25                                                                                    689,586
         1,785,000       5.50%, 12/1/29                                                                                  1,731,200
                      Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
            25,000       Series 1999-B, 5.00%, 10/1/09                                                                      25,465
           500,000       Series 1999-A, 5.20%, 10/1/19                                                                     500,055
         1,660,000       Series 1999-A, 5.30%, 10/1/29                                                                   1,575,108
                      Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
           100,000       5.85%, 4/1/09                                                                                     101,295
           450,000       6.25%, 4/1/15                                                                                     455,967
           120,000    Hutchinson Hsg. Fac. Rev. Series 2003-A (Prince of Peace Apts. Proj.), 4.50%, 10/1/08                119,964
           245,000    Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
                         Care Proj.), 5.50%, 10/1/33                                                                       232,806
         1,400,000    Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                 1,354,920
         2,765,000    Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.)
                         (GNMA Collateralized), 4.75%, 1/20/42                                                           2,373,974
                      Minneapolis Multifamily Hsg. Rev.:
           320,000       Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                       320,227
         5,020,000       Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                    5,032,148
           115,000       Ref. Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 4.75%, 12/20/12                   115,285
         1,200,000       Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                      1,200,252
           315,000       Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                                319,293
            10,000       Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                                 10,006
           835,000       Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17                                                788,891
                         Ref. Series 2007-A (Keeler Apts. Proj.):
           150,000          4.50%, 10/1/12                                                                                 145,861
           580,000          4.65%, 10/1/15                                                                                 550,791
                      Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
           300,000       5.00%, 4/1/13                                                                                     293,898
           170,000       5.10%, 4/1/14                                                                                     166,704
                      MN HFA Hsg. Fin. Agy. Rental Hsg.:
            85,000       Series 2004-A, 4.875%, 8/1/24                                                                      81,030
                         Series 1997-A:
            60,000          5.40%, 8/1/10                                                                                   60,974
           125,000          5.45%, 8/1/11                                                                                  126,537
           100,000       Series 2000-A (Section 8), 5.375%, 2/1/09                                                         101,433
         1,350,000    MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                          1,325,956
           650,000    MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47                                           585,890
                      Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts.
                       Proj.):
           540,000       5.10%, 7/20/13                                                                                    548,413
           975,000       5.20%, 1/20/18                                                                                    980,626
                      North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
           500,000       5.25%, 10/1/13                                                                                    496,455
         1,565,000       5.625%, 10/1/17                                                                                 1,536,674
           500,000       5.75%, 10/1/22                                                                                    479,770
                      Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
           145,000       4.50%, 7/1/09                                                                                     145,479
           115,000       4.75%, 7/1/10                                                                                     115,044
                      Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
           150,000       5.35%, 8/1/15                                                                                     146,454
           200,000       5.625%, 8/1/20                                                                                    189,332
           550,000       5.75%, 8/1/25                                                                                     508,844
           250,000       6.00%, 8/1/31                                                                                     230,668
           600,000    Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12           588,510
                      Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):
           305,000       4.65%, 6/1/09                                                                                     303,405
           725,000       4.70%, 6/1/11                                                                                     713,190
                      Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
           125,000       4.50%, 10/20/16                                                                                   125,323
           300,000       4.75%, 10/20/21                                                                                   293,895
           500,000    Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%,
                       12/1/15                                                                                             477,005
         2,800,000    Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC
                       Household Fin.) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                             2,965,228
           115,000    Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.), 3.75%, 5/1/09                 114,704
           600,000    St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                         (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                          548,364
                      St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
         1,445,000       Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                   1,331,611
            60,000       Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                            46,395
           500,000    St. Louis Park Multifamily Hsg. Rev. Refunding Series 1998-A (Park Ridge Apts. Proj.)
                         (GNMA collateralized), 5.25%, 11/1/20                                                             506,095

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):
           140,000       4.65%, 8/15/09                                                                                    139,182
           525,000       5.50%, 8/15/26                                                                                    480,480
           200,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                         (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                    201,688
         1,000,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
                          (Marian Ctr. Proj.), 5.20%, 11/1/22                                                              892,200
                      St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
           400,000       5.15%, 10/1/42                                                                                    324,508
           450,000       4.80%, 10/1/18                                                                                    406,998
           735,000    Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17                 692,311
           120,000    Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18                           116,294
                      Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
           755,000       1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                             760,655
           695,000       2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26                                 675,040
           500,000    Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                         5.75%, 6/1/41                                                                                     452,735
                                                                                                                  ----------------
                                                                                                                        56,934,659
                                                                                                                  ----------------
     MUNICIPAL LEASE (2.3%) (5)
           200,000    Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%,
                       2/1/24                                                                                              212,804
           300,000    Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%,
                       2/1/24                                                                                              319,206
            40,000    Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                           40,026
           100,000    Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                             100,861
         1,993,418    Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                               1,843,652
            50,000    Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09              51,763
            89,000    Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%,
                       8/1/13                                                                                               91,713
           675,156    Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                   675,028
           125,000    Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%,
                       9/1/09                                                                                              127,683
                      Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
           275,000       4.00%, 10/1/08                                                                                    275,391
           300,000       4.00%, 10/1/09                                                                                    301,296
           300,000       4.50%, 10/1/10                                                                                    303,894
           200,000       5.00%, 10/1/11                                                                                    204,378
         1,250,000       5.125%, 10/1/20                                                                                 1,219,375
           150,000       5.25%, 10/1/14                                                                                    153,597
           400,000       5.25%, 10/1/25                                                                                    385,892
           315,000       5.375%, 10/1/30                                                                                   300,627
                                                                                                                  ----------------
                                                                                                                         6,607,186
                                                                                                                  ----------------
     PUBLIC FACILITIES (0.4%)
            50,000    MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                              49,233
           250,000    Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                        246,388
                      Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
           135,000       4.625%, 2/1/12                                                                                    135,717
           255,000       5.00%, 2/1/16                                                                                     255,638
           125,000       5.10%, 2/1/18                                                                                     124,873
                      Victoria Recreational Facility Gross Rev. Series 2002:
            70,000       4.75%, 2/1/12                                                                                      71,681
            75,000       4.75%, 8/1/12                                                                                      76,801
            85,000       5.10%, 8/1/15                                                                                      87,364
           205,000    Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17                            185,472
                                                                                                                  ----------------
                                                                                                                         1,233,167
                                                                                                                  ----------------
     SINGLE FAMILY MORTGAGE (9.3%)
                      Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
         2,847,374       Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39                                        2,745,865
         1,989,355       Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40                                     1,875,842
                      Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
            20,000       Series 1997, 6.25%, 11/1/30                                                                        20,446
         1,305,706       Series 2005-A3, 5.10%, 4/1/27                                                                   1,342,449
         3,975,443       Series 2007-A1, 5.25%, 12/1/40                                                                  3,780,805
         1,000,000       Series 2007-A2, 5.52%, 3/1/41                                                                     969,330
                      MN HFA Single Family Mtg. Rev.:
           395,000       Series 1994-E, 5.60%, 7/1/13                                                                      399,542
           200,000       Series 1994-E, 5.90%, 7/1/25                                                                      204,706
            75,000       Series 1996-D, 6.00%, 1/1/16                                                                       75,105
            60,000       Series 1997-A, 5.60%, 7/1/09                                                                       60,562
           220,000       Series 1997-I, 5.50%, 1/1/17                                                                      221,850
           130,000       Series 1996-H, 6.00%, 1/1/21                                                                      130,120
           530,000       Series 1997-D, 5.85%, 7/1/19                                                                      542,492
            30,000       Series 1997-E, 5.90%, 7/1/29                                                                       30,722
            15,000       Series 1997-G, 6.00%, 1/1/18                                                                       15,206

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           650,000       Series 1998-C, 5.25%, 1/1/17                                                                      662,161
            45,000       Series 1998-F, 4.95%, 7/1/08                                                                       45,003
           185,000       Series 1998-F-1, 5.45%, 1/1/17                                                                    187,055
            55,000       Series 1998-F, 5.70%, 1/1/17                                                                       55,645
            55,000       Series 1998-A, 4.80%, 7/1/09                                                                       55,652
            60,000       Series 1998-A, 4.90%, 7/1/10                                                                       60,678
         3,000,000       Series 1999-B, 5.20%, 7/1/17                                                                    3,027,690
           315,000       Series 1999-B, 5.25%, 1/1/20                                                                      317,977
            55,000       Series 1999-H, 5.30%, 7/1/11                                                                       56,056
           100,000       Series 2000-A, 5.75%, 7/1/18                                                                      103,385
           115,000       Series 2000-C, 6.10%, 7/1/30                                                                      119,215
           320,000       Series 2003-I, 4.30%, 7/1/11                                                                      324,029
           600,000       Series 2003-I, 5.10%, 7/1/20                                                                      598,134
         1,000,000       Series 2005-G, 4.30%, 1/1/18                                                                      992,300
         1,865,000       Series 2006-B, 5.00%, 1/1/37                                                                    1,858,845
         1,950,000       Series 2006-M, 4.80%, 7/1/26                                                                    1,814,221
         1,000,000       Series 2007-I, 4.75%, 7/1/27                                                                      925,600
         2,000,000       Series 2007-Q, 5.15%, 7/1/28                                                                    1,911,040
         2,000,000       Series 2007-Q, 5.25%, 7/1/33                                                                    1,916,780
                                                                                                                  ----------------
                                                                                                                        27,446,508
                                                                                                                  ----------------
     UTILITY (4.9%)
         1,000,000    Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25                      1,023,520
           200,000    Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09                                   200,254
                      Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
           650,000       4.00%, 12/1/08                                                                                    650,637
           965,000       4.00%, 12/1/09                                                                                    965,463
                      MN Muni Pwr. Agy. Elec. Rev.:
         2,000,000       Series 2004-A, 5.25%, 10/1/24                                                                   2,040,380
                         Series 2005:
         1,550,000          5.00%, 10/1/30                                                                               1,549,876
         4,465,000          5.00%, 10/1/35                                                                               4,367,127
           700,000       Series 2007, 5.25%, 10/1/27                                                                       717,997
           300,000    Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                        291,222
         1,000,000    Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.,
                         Sr. Lien Series 2008-A, zero coupon, 5.92% effective yield,  7/1/19                               862,890
         1,250,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                         986,250
           125,000    Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21                           123,580
           780,000    Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17                   783,221
                                                                                                                  ----------------
                                                                                                                        14,562,417
                                                                                                                  ----------------

     OTHER REVENUE BONDS (9.9%)
           830,000    Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev.
                       Proj.), 5.00%, 2/1/10                                                                               844,077
                      Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                         Medical Clinic Proj.):
           250,000          5.15%, 12/1/08                                                                                 252,522
         1,750,000          5.60%, 12/1/15                                                                               1,767,675
                      Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev.
                       Proj.):
           295,000       5.00%, 2/15/17                                                                                    282,613
           510,000       5.20%, 2/15/22                                                                                    469,139
           900,000    Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.),
                         Series 2000, 7.25%, 11/1/16                                                                       945,189
           763,440    Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26                                         682,233
                      Lakeville Liquor Rev. Series 2007:
           145,000       5.00%, 2/1/11                                                                                     146,886
           190,000       5.00%, 2/1/17                                                                                     187,129
           210,000       5.00%, 2/1/22                                                                                     197,543
           235,000       5.00%, 2/1/27                                                                                     209,843
           230,000    McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Foundation Proj.), 5.125%, 12/1/31         223,723
                      Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
           110,000       Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                      111,088
           500,000       Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                    498,825
           160,000       Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                    164,811
           270,000    Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%,
                       7/1/08                                                                                              270,008
                      Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
           165,000       4.80%, 2/1/12                                                                                     163,294
           245,000       5.10%, 2/1/17                                                                                     230,890
           240,000       5.20%, 2/1/21                                                                                     222,552

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
           600,000       4.50%, 2/1/13                                                                                     575,004
            75,000       4.40%, 2/1/09                                                                                      75,031
           100,000       4.50%, 2/1/10                                                                                      99,800
           100,000       4.60%, 2/1/11                                                                                      99,037
           125,000       4.70%, 2/1/12                                                                                     122,216
           125,000       4.80%, 2/1/13                                                                                     121,597
           600,000    Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16                         585,558
         1,000,000    MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20           1,021,090
                      Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
           248,000       4.25%, 8/15/11                                                                                    247,802
         1,205,000       5.00%, 2/15/27                                                                                  1,129,254
                      St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A Proj.):
           500,000       4.75%, 2/1/17                                                                                     468,720
           500,000       4.90%, 2/1/22                                                                                     444,415
                      St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
           500,000       4.75%, 12/1/26                                                                                    491,545
           500,000       5.00%, 12/1/32                                                                                    497,885
                      St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
           155,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09                                        156,814
           100,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                        101,793
           800,000       Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                       807,880
         1,115,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                       1,146,510
         1,007,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                       1,028,348
         3,000,000       Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                              3,060,510
         1,962,000       Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                            2,008,676
         1,212,000       Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                 1,233,355
         1,286,000       Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                              1,284,457
                      St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
           155,000       5.00%, 8/1/09                                                                                     154,783
           200,000       5.00%, 8/1/10                                                                                     199,326
           390,000       5.00%, 8/1/11                                                                                     387,457
           555,000       5.00%, 8/1/21                                                                                     493,578
         1,150,000       5.00%, 8/1/36                                                                                     917,378
           715,000    St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%,
                       10/1/25                                                                                             728,006
                      Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
           475,000       4.65%, 6/1/20                                                                                     457,050
           300,000       5.00%, 6/1/30                                                                                     287,649
            85,000    Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.),
                       6.625%, 6/1/20                                                                                       87,818
           620,000    Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.),
                       6.625%, 6/1/20                                                                                      660,232
           265,000    Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%,
                       10/1/10                                                                                             271,659
                                                                                                                  ----------------
                                                                                                                        29,322,273
                                                                                                                  ----------------

Total municipal bonds (cost: $295,667,788)                                                                             285,712,170
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (0.8%) (2)
            10,900    Delaware Investments Minnesota Municipal Income Fund II                                              141,918
            44,100    First American Minnesota Municipal Income Fund II                                                    582,120
           124,000    MN Municipal Income Portfolio                                                                      1,640,520
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $2,389,307)                                                                         2,364,558
                                                                                                                  ----------------

SHORT-TERM SECURITIES (1.8%) (2)
           875,000    Robbinsdale Hlth. Care Facs. Rev. Series 2003-I (North Memorial Proj.), variable rate,
                       5/15/33                                                                                             875,000
         4,400,760    Wells Fargo Minnesota Municipal Cash Fund, 0.95%                                                   4,400,760
                                                                                                                  ----------------

Total Short-Term Securities (cost: $5,275,760)                                                                           5,275,760
                                                                                                                  ----------------

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------

Total investments in securities (cost: $303,332,855)                                                              $    293,352,488
                                                                                                                  ----------------


Other Assets and Liabilities, Net (+0.53%)                                                                               1,566,531

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    294,919,019
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         303,332,855
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            2,301,190
Gross Unrealized Depreciation                                                                                           (7,351,723)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                               (5,050,534)
                                                                                                                  ================

Notes To Schedule of Investments:
---------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                             AT VALUE
                                                     -------------------------
Level 1 - Quoted Prices                                           $292,352,488
Level 2 - Other Significant Observable Inputs                       $1,000,000
Level 3 - Significant Unobservable Inputs                                   --
------------------------------------------------------------------------------
Total                                                             $293,352,488
==============================================================================

(2) Percentage figures indicate percentage of total net assets.

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (92.4%) (2)
     ALABAMA (1.7%)
           200,000     Huntsville-Redstone Vlg. Spl. Care Facs. Auth.                    5.25      1/1/2015                191,140
           150,000     Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)                    5.25     12/1/2027                132,030
           260,000     University of Alabama Birmingham Hosp. Rev.                       5.75      9/1/2022                269,292
                                                                                                                  ----------------
                                                                                                                           592,462
                                                                                                                  ----------------
     ALASKA (1.1%)
           250,000     AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)                    5.50     12/1/2012                246,145
           150,000     Matanuska-Susitna Boro COP (Animal Care)                          5.75      3/1/2023                150,538
                                                                                                                  ----------------
                                                                                                                           396,683
                                                                                                                  ----------------
     ARIZONA (3.9%)
           100,000     Apache Co. G.O. (Window Rock Sch. Impt.)                          5.75      7/1/2014                100,352
           215,000     Apache Co. G.O. (Window Rock Sch. Impt.)                          6.00      7/1/2015                216,342
            97,385     AZ Hlth. Facs. Auth.  Rev. (New AZ Family)                        5.25      1/7/2027                 94,902
           250,000     Pima Co. Indl. Dev. Auth. (Coral Academy Science)                 6.38     12/1/2018                250,173
           100,000     Pima Co. Indl. Dev. Rev. (Academic Success)                       5.38      7/1/2022                 93,955
           250,000     Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)                5.00      6/1/2022                224,873
           150,000     Scottsdale Indl. Rev. Ref. (Scottsdale Healthcare)                5.25      9/1/2030                146,343
           250,000     Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)                  6.13      7/1/2018                246,153
                                                                                                                  ----------------
                                                                                                                         1,373,093
                                                                                                                  ----------------
     CALIFORNIA (2.6%)
           150,000     CA Tob. Sec. Corp. Asset-Backed Sr. Rev.                          5.10      6/1/2028                121,270
           140,000     CA Statewide Cmntys. Rev. (Lancer Educ.)                          5.40      6/1/2017                137,375
           100,000     CA Statewide Cmntys. Spl. Tax Rev. (Orinda)                       6.00      9/1/2029                 95,498
           500,000     Center Uni. Sch. Dist.  G.O. (1991 Election)                      6.07      8/1/2031                128,405
           200,000     Dinuba Fin. Auth. Lease Rev. (Measure R Road)                     5.10      9/1/2022                190,104
            30,000     Los Angeles Regl. Arpts. Impt. Lease Rev.                        10.25      1/1/2013                 32,823
           200,000     Rialto Redev. Agy. Tax Alloc. (Merged Proj.)                      6.25      9/1/2037                209,010
                                                                                                                  ----------------
                                                                                                                           914,485
                                                                                                                  ----------------
     COLORADO (6.1%)
           250,000     Co. Hlth. Facs. Rev. Ref. (Valley View Hosp.)                     5.50     5/15/2028                244,080
           200,000     Denver Hlth. & Hosp. Auth. Healthcare Rev.                        2.89     12/1/2033                141,800
         1,000,000     E-470 Pub. Hwy. Auth. Cap. Appeciation Rev.                       6.20      9/1/2028                305,890
           150,000     E-470 Pub. Hwy. Auth. Rev.                                        5.50      9/1/2024                152,653
           300,000     Fruita Rev. (Family Hlth. West)                                   7.00      1/1/2018                301,857
           250,000     La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)                  6.10      4/1/2024                253,007
           250,000     Park Creek Met. Dist. Ltd. Tax Sr. Rev. Ref.                      5.50     12/1/2037                245,695
           350,000     CO Pub. Auth. For Energy Nat. Gas. Rev.                           5.75    11/15/2018                341,863
           150,000     Walker Field Pub. Arpt. Auth Rev.                                 4.75     12/1/2027                129,585
                                                                                                                  ----------------
                                                                                                                         2,116,430
                                                                                                                  ----------------
     CONNECTICUT (1.5%)
            50,000     CT DFA Pollution Ctl. Rev. Ref. (CT Light & Power)                5.85      9/1/2028                 50,524
           250,000     Mashantucket Western Pequot Tribe Spl. Rev.                       5.75      9/1/2018                243,787
           400,000     Mashantucket Western Pequot Tribe Sub. Spl. Rev.                  5.55      9/1/2016                246,196
                                                                                                                  ----------------
                                                                                                                           540,507
                                                                                                                  ----------------
     FLORIDA (10.5%)
           250,000     Alachua Co. Health Facs. Rev. (Shands Healthcare)                 2.66     12/1/2037                196,000
           250,000     Atlantic Beach Healtcare Rev. Ref. (Fleet Landing)                5.38     10/1/2010                248,037
           100,000     Connerton West Cap. Impt. Spl. Assmnt. Rev.                       5.13      5/1/2016                 87,618
            50,000     Gateway Svcs. Spl. Assmt. (Sun City Ctr.)                         5.50      5/1/2010                 49,244
           250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.                     5.10      5/1/2014                221,380
           220,000     Heritage Landing Cmnty. Dev. Spl. Assmt.                          5.60      5/1/2036                215,127
           150,000     Highlands Co. Hlth. Facs. Rev. Ref. (Adventist)                   5.00    11/15/2031                141,507
           250,000     Hollywood Cmnty. Redev. Agy. Rev.                                 5.63      3/1/2024                251,205
           135,000     Jacksonville Econ. Dev. Rev. (Mayo Clinic)                        5.50    11/15/2036                135,965
           100,000     Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.                  5.00     11/1/2011                 92,869
           100,000     Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)                 5.88      1/1/2019                 99,536
           250,000     Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)                5.00    11/15/2029                210,185
           250,000     Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)                5.25     6/15/2027                208,115
           100,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.                        5.25     11/1/2014                 87,611
           250,000     Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt.                 6.90      5/1/2017                243,380

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           275,000     Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)                    5.38    11/15/2028                239,052
           100,000     Palm Beach Co. Hlth. Rev. Ref. (Acts Retirement)                  5.00    11/15/2020                 93,166
           140,000     St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)                5.00     10/1/2017                128,477
           250,000     St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)                5.63      8/1/2034                235,510
           100,000     Sarasota Co. Hlth. Rev. (Vlg. on the Isle)                        5.50      1/1/2027                 90,121
           250,000     Sarasota Natl. Cmnty. Spl. Assessment                             5.30      5/1/2039                180,083
            50,000     Seminole Tribe Spl. Oblig. Rev.                                   5.75     10/1/2022                 48,954
           150,000     Stoneybrook South Cmnty. Spl. Asst. Rev.                          5.45     11/1/2015                134,279
            25,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt.                          5.00     11/1/2012                 22,668
                                                                                                                  ----------------
                                                                                                                         3,660,089
                                                                                                                  ----------------
     GEORGIA (0.9%)
           200,000     Main St. Nat. Gas Inc. Rev. (GA Gas)                              5.50     7/15/2017                194,218
           100,000     Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)                  5.25      7/1/2027                 85,936
            30,000     Private Colleges & Univ. Rev. (Mercer Univ.)                      5.38     10/1/2029                 29,165
                                                                                                                  ----------------
                                                                                                                           309,319
                                                                                                                  ----------------
     GUAM (0.3%)
           100,000     Northern Mariana Islands G.O.                                     5.00     10/1/2022                 88,656
                                                                                                                  ----------------
     IDAHO (1.3%)
                         335,000     ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)     5.50     12/1/2018                320,893
                         150,000     ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)    5.50      6/1/2021                145,542
                                                                                                                  ----------------
                                                                                                                           466,435
                                                                                                                  ----------------
     ILLINOIS (7.2%)
           250,000     Annawan Tax Alloc. (Patriot Renewable Fuels LLC)                  5.63      1/1/2018                229,617
           150,000     Harvey  Ref. & Impt. G.O.                                         5.50     12/1/2027                142,611
           250,000     IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)                         5.40    11/15/2016                240,472
           165,000     IL Fin. Auth. Rev. (OSF Healthcare Sys.)                          5.25    11/15/2022                164,495
           150,000     IL Fin. Auth. Rev. (Swedish American Hosp.)                       5.00    11/15/2023                150,234
           350,000     IL Fin. Auth. Rev. (Tabor Hills Supportive Living)                5.25    11/15/2026                317,730
           205,000     IL Fin. Auth. Rev. (Intl. Ice Ctr.)                               7.00     12/1/2035                190,449
           150,000     IL Fin. Auth. Rev. (Elmhurst Mem.)                                5.63      1/1/2037                144,741
           200,000     IL Fin. Auth. Rev. (North Shore Ice Arena)                        6.25     12/1/2038                191,660
            55,000     IL Health Facs. Auth. Rev. (Condell Med. Ctr.)                    5.50     5/15/2032                 52,130
           100,000     Manhattan Spl. Tax. (Groebe Farm-Stonegate)                       5.75      3/1/2022                 95,297
           200,000     Markham IL G.O.                                                   4.75      2/1/2017                191,816
           100,000     Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.                  7.00     10/1/2022                 95,316
           500,000     Winnebago & Stephenson Co. (Sch. Dist. 321)                       5.25      1/1/2019                289,240
                                                                                                                  ----------------
                                                                                                                         2,495,808
                                                                                                                  ----------------
     IOWA (1.1%)
           150,000     IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)                  5.00     12/1/2014                142,404
           100,000     IA Fin. Auth. Sr. Living  (Deerfield Ret. Cmnty.)                 5.00    11/15/2021                 81,300
           200,000     IA Fin. Auth. Sr. Living  (Deerfield Ret. Cmnty.)                 5.50    11/15/2027                158,768
                                                                                                                  ----------------
                                                                                                                           382,472
                                                                                                                  ----------------
     INDIANA (2.2%)
           200,000     IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.                      5.50      3/1/2022                190,744
           200,000     Paoli Bldg. Corp. (First Mtg.)                                    5.00     1/15/2032                196,144
           150,000     St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)                    5.80     2/15/2024                145,232
           250,000     St. Joseph Co. Hosp. Auth. Health. Facs. Rev.                     5.25     2/15/2028                225,330
                                                                                                                  ----------------
                                                                                                                           757,450
                                                                                                                  ----------------
     KANSAS (1.4%)
           200,000     Olathe Hlth. Facs. Rev. (Olathe Med. Ctr.)                        5.00      9/1/2029                195,566
           300,000     Sterling Educ. Facs. Rev. (Sterling College)                      5.25     11/1/2024                287,283
                                                                                                                  ----------------
                                                                                                                           482,849
                                                                                                                  ----------------
     KENTUCKY (2.3%)
           500,000     Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)               6.00      2/1/2022                508,565
           300,000     Louisville/Jefferson Co. (Bellarmine Univ.)                       6.00      5/1/2033                296,535
                                                                                                                  ----------------
                                                                                                                           805,100
                                                                                                                  ----------------
     LOUISIANA (1.2%)
           100,000     Caddo Parish Sew. Dist. No. 7 Rev. Ref.                           6.60     11/1/2024                103,690
           215,000     LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)                6.55      9/1/2025                205,600
           125,000     St. John Baptist Parish Rev. (Marathon Oil)                       5.13      6/1/2037                111,725
                                                                                                                  ----------------
                                                                                                                           421,015
                                                                                                                  ----------------
     MARYLAND (0.8%)
           250,000     Howard Co. Retirement Cmnty. Rev. (Vantage House)                 5.25      4/1/2027                214,327
            60,000     MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)                5.00      1/1/2017                 56,698
                                                                                                                  ----------------
                                                                                                                           271,025
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     MASSACHUSETTS (2.4%)
           300,000     MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)                      5.13     1/15/2012                296,862
           200,000     MA St. Hlth. & Educ. Rev. (Nichols College)                       6.00     10/1/2017                204,472
           100,000     MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)                  5.75      7/1/2018                100,162
           180,000     MA Hlth. & Educ. Facs. Rev. (Springfield College)                 5.25    10/15/2033                171,284
            75,000     Pioneer Valley Regl. Sch. Dist. G.O.                              6.30      6/1/2019                 78,301
                                                                                                                  ----------------
                                                                                                                           851,081
                                                                                                                  ----------------
     MICHIGAN (6.0%)
           350,000     Advanced Technology Academy Pub. Sch. Rev.                        6.00     11/1/2028                343,521
           200,000     Bishop Intl Airport Auth. Rev.                                    5.13     12/1/2017                192,544
           200,000     Detroit G.O. Ref.                                                 5.38      4/1/2012                200,168
           150,000     Detroit G.O.                                                      5.25      4/1/2020                147,766
           250,000     Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.                  5.00     11/1/2022                184,567
            50,000     Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)                    5.25    11/15/2014                 50,238
           100,000     Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)                    5.38    11/15/2036                 87,955
           190,000     MI Educ. Facs. Oblig. Rev. Ref. (Black River Sch.)                4.95      9/1/2008                190,312
           155,000     MI Educ. Facs. Oblig. Rev. Ref. (Bradford)                        6.00      9/1/2016                151,182
           250,000     MI St. Bldg. Auth. Rev.                                           5.98    10/15/2021                121,640
            40,000     MI St. Hosp. Rev. Ref. (Detroit Medical)                          5.25     8/15/2027                 36,442
           150,000     MI St. Strategic Fd.  Rev. Ref. (Detroit Edison)                  5.45      9/1/2029                150,550
           250,000     MI Tob. Settlement Fin. Auth. Sr. Rev.                            5.13      6/1/2022                229,097
                                                                                                                  ----------------
                                                                                                                         2,085,982
                                                                                                                  ----------------
     MINNESOTA (3.8%)
           100,000     Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)                    5.50      8/1/2025                 90,532
           100,000     Columbia Heights Econ. Dev. Rev. (Huset Park)                     5.00     2/15/2017                 95,801
           100,000     Cuyuna Range Hosp. Dist. Hlth. Facs. Rev. Ref.                    5.00      6/1/2029                 89,150
           225,000     Lakeville Liquor Rev.                                             5.00      2/1/2027                200,914
           180,000     North Oaks Sr. Hsg. Rev. (Presbyterian Homes)                     5.25     10/1/2013                178,724
            85,000     St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)                  5.90      9/1/2020                 78,330
           200,000     St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)                     5.05     11/1/2017                190,076
           165,000     St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)                  5.00     12/1/2018                157,758
           150,000     St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)                  6.50      8/1/2022                150,480
           100,000     St. Paul Hsg. & Redev. Rev. (Healthpartners)                      5.25     5/15/2036                 90,148
                                                                                                                  ----------------
                                                                                                                         1,321,913
                                                                                                                  ----------------
     MISSOURI (1.5%)
           140,000     Joplin Indl. Dev. Auth. Rev. Ref. (Christian)                     5.50     5/15/2017                131,376
           250,000     MO Dev. Fin. Brd.  Rev. (Arnold-Rd Infrastructure)                5.00     11/1/2027                246,027
           150,000     St. Louis Co. Indl.  Rev. (St. Andrews)                           5.38     12/1/2027                147,579
                                                                                                                  ----------------
                                                                                                                           524,982
                                                                                                                  ----------------
     NEBRASKA (1.4%)
           500,000     Madison Co. Hosp. Auth. No. 1 (Faith Regl. Hlth.)                 5.50      7/1/2021                485,545
                                                                                                                  ----------------
     NEVADA (2.1%)
           215,000     Clark Co. Impt. Dist. (128 Summerlin)                             5.00      2/1/2020                189,499
           250,000     Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)                    5.30     10/1/2011                246,805
           300,000     Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.                   6.50     6/15/2020                290,088
                                                                                                                  ----------------
                                                                                                                           726,392
                                                                                                                  ----------------
     NEW HAMPSHIRE (0.2%)
           300,000     Manchester Hsg. & Redev. Auth. Rev.                               6.91      1/1/2027                 84,144
                                                                                                                  ----------------
     NEW MEXICO (1.4%)
           270,000     Farmington Poll. Ctr. Rev. Ref. (San Juan)                        6.30     12/1/2016                267,073
           250,000     NM State Hosp. Equip. Rev. Ref. (Rehoboth)                        5.00     8/15/2017                224,473
                                                                                                                  ----------------
                                                                                                                           491,546
                                                                                                                  ----------------
     NEW YORK (0.9%)
           100,000     Nassau Co. Indl. Rev. (Amsterdam at Harborside)                   5.88      1/1/2018                 96,718
           200,000     Seneca Nations Indians Cap. Impt. Auth.                           5.00     12/1/2023                174,220
            35,000     Tobacco Settlement Fin. Corp. Rev.                                5.00      6/1/2011                 35,046
                                                                                                                  ----------------
                                                                                                                           305,984
                                                                                                                  ----------------
     NORTH CAROLINA (1.2%)
           250,000     NC Med. Care. Cmmn.  Rev. (Arc Projects)                          5.80     10/1/2034                240,533
           200,000     NC Med. Care Cmnty. Retirement Facs. (Brookwood)                  5.25      1/1/2032                162,280
                                                                                                                  ----------------
                                                                                                                           402,813
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     NORTH DAKOTA (1.0%)
           105,000     City of Washburn (Bismarck State College Fdtn.)                   5.01      4/1/2032                101,462
           250,000     Grand Forks Healthcare Sys. Rev. (Altru Health)                   5.63     8/15/2027                249,402
                                                                                                                  ----------------
                                                                                                                           350,864
                                                                                                                  ----------------
     OHIO (4.0%)
           250,000     Akron Bath Copley Hosp.  Rev. (Summa Hlth.)                       5.25    11/15/2031                245,690
           100,000     Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.                  5.13      6/1/2024                 90,436
           350,000     Erie Co. Hosp. Facs. Rev. (Firelands Regl. Med. Ctr.)             5.63     8/15/2032                351,288
           300,000     Greene Co. Impt. Rev. Notes (Greene Town Ctr.)                    6.00      3/5/2009                300,861
           205,000     Hamilton Co. Healthcare Rev. Ref. (Life Enriching)                5.00      1/1/2027                183,329
           250,000     Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)                  5.38     12/1/2035                233,543
                                                                                                                  ----------------
                                                                                                                         1,405,147
                                                                                                                  ----------------
     OKLAHOMA (0.8%)
           195,000     Atoka Co.  Hlth. Care Rev. (Atoka Mem. Hosp)                      5.88     10/1/2018                183,045
           100,000     Grady Co. Indl. Auth. Lease Rev.                                  6.00     11/1/2029                101,193
                                                                                                                  ----------------
                                                                                                                           284,238
                                                                                                                  ----------------
     OREGON (1.0%)
           100,000     Oregon St. Hlth. Hsg. Educ. & Cultural Facs. Rev.                 8.00    11/15/2026                100,092
           300,000     Western Generation Agy. Rev. (Wauna Cogeneration)                 5.00      1/1/2021                257,274
                                                                                                                  ----------------
                                                                                                                           357,366
                                                                                                                  ----------------
     PENNSYLVANIA (2.4%)
           350,000     Cambridge Area Jt. Auth. Gtd. Swr. Rev.                           5.63     12/1/2028                346,920
            50,000     Grove City Area Rev. (United Cmnty Hosp.)                         5.25      7/1/2012                 49,999
           250,000     Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)                    2.81     8/15/2042                182,250
           100,000     Lancaster Co. Hosp. Auth. Rev. (Brethren Vlg.)                    5.20      7/1/2012                100,818
            60,000     Montgomery Co. Indl. Dev. Auth. (Whitemarsh)                      6.00      2/1/2021                 56,803
           100,000     Quakertown Gen. Auth. Hlth. Rev. (Lifequest)                      6.05     7/20/2024                105,023
                                                                                                                  ----------------
                                                                                                                           841,813
                                                                                                                  ----------------
     SOUTH CAROLINA (1.1%)
           150,000     SC Educ. Facs. Auth. Rev. (Southern Wesleyan Univ.)               5.00      3/1/2020                140,885
           150,000     SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)                      4.75     11/1/2012                141,719
           100,000     SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)                      4.75     11/1/2013                 93,683
                                                                                                                  ----------------
                                                                                                                           376,287
                                                                                                                  ----------------
     TENNESSEE (0.5%)
           200,000     Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)                     5.13      4/1/2023                176,738
                                                                                                                  ----------------
     TEXAS (8.3%)
           200,000     Abilene Hlth. Facs. Rev. (Sears Methodist)                        5.15    11/15/2028                193,736
           150,000     Austin Convention Enterprises Rev. Ref.                           5.25      1/1/2024                138,748
            95,000     Bexar Co. Hsg. Rev. Ref.  (Nob Hill Apts.)                        5.50      6/1/2011                 89,480
           150,000     Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)                    6.10      8/1/2030                154,404
           100,000     Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)                  5.80      1/1/2031                101,692
           180,000     El Paso Hlth. Facs. Rev. (Bienvivir Sr. Hlth.)                    7.00     8/15/2012                194,863
           135,000     Galveston Co. Muni. Util. No. 52                                  6.00     8/13/2008                135,648
            60,000     Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)                 6.30      6/1/2025                 60,128
           100,000     Hopkins Co. Hosp. Dist. Rev.                                      5.75     2/15/2028                 96,573
           250,000     Lewisville Combination Contract Impt. Rev.                        6.75     10/1/2032                241,897
           100,000     Kerrville Hlth. Facs. Rev. (Sid Peterson)                         5.45     8/15/2035                 90,811
           250,000     Midlothian Dev. Auth. Tax Alloc. Rev. Ref.                        5.00    11/15/2016                244,025
           200,000     North TX Twy. Rev. Ref. First Tier                                5.63      1/1/2033                200,510
           100,000     Richardson Rev. Ref. & Impt. (Baylor/Richardson)                  5.63     12/1/2028                 94,379
            50,000     Tarrant Co. Cultural Educ. Rev. (C.C. Young)                      5.00     2/15/2013                 47,635
           150,000     TX Pub. Fin. Auth. Rev. (Uplift Educ.)                            5.35     12/1/2017                147,599
           250,000     TX Pub. Fin. Auth. Rev. (Idea Pub. School)                        5.00     8/15/2030                208,348
           250,000     Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)                5.10    11/15/2015                236,645
           250,000     Tyler Hlth. Facs. Dev. Corp. (Mother Frances)                     5.00      7/1/2033                220,478
                                                                                                                  ----------------
                                                                                                                         2,897,599
                                                                                                                  ----------------
     UTAH (1.0%)
           200,000     Provo Charter Sch. Rev. (Freedom Academy Fdn.)                    5.50     6/15/2037                165,534
           200,000     UT Assoc. Muni. Pwr. Sys. Rev.                                    5.00      5/1/2027                178,634
                                                                                                                  ----------------
                                                                                                                           344,168
                                                                                                                  ----------------
     WASHINGTON (1.5%)
           200,000     Kalispel Tribe Indians Priority Dist. Rev.                        6.20      1/1/2016                191,524
           100,000     Quinault Indian Nation Rev. Ref. & Impt. (Beach)                  5.80     12/1/2015                 94,631
           150,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)                 5.25      1/1/2017                141,971
           100,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)                 5.25      1/1/2013                 97,160
                                                                                                                  ----------------
                                                                                                                           525,286
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     VIRGINIA (0.9%)
           250,000     Fairfax Co. EDA Rev. (Goodwin House)                              5.00     10/1/2022                238,452
           100,000     VA Tobacco Settlement Fin. Corp. Senior Rev.                      5.00      6/1/2047                 74,423
                                                                                                                  ----------------
                                                                                                                           312,875
                                                                                                                  ----------------
     WISCONSIN (2.8%)
           110,000     Milwaukee Redev. Auth. Rev. (Academy of Learning)                 5.50      8/1/2022                100,228
           130,000     Milwaukee Redev. Auth. (Science Ed. Consortium)                   5.13      8/1/2015                128,175
           100,000     WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)                   6.00     8/15/2019                 95,846
           250,000     WI  Hlth. & Educ Facs. Rev. Ref. (Three Pillars)                  5.60     8/15/2023                248,170
           100,000     WI  Hlth. & Educ Facs. Rev. Ref. (Three Pillars)                  5.75     8/15/2026                 99,881
           300,000     WI  Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)           5.88     8/15/2026                293,115
                                                                                                                  ----------------
                                                                                                                           965,415
                                                                                                                  ----------------
Total municipal bonds (cost: $33,709,787)                                                                               32,192,056
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (1.6%) (2)
             5,000     BlackRock MuniHoldings FL. Insured Fund (MFL)                                                        59,800
            10,000     DWS Strategic Muni Income Trust (KSM)                                                               112,500
            30,000     MFS High Income Muni trust (CXE)                                                                    159,300
            20,000     Morgan Stanley Muni Income Opp. Trust (OIA)                                                         151,000
             5,000     Van Kampen Trust Invsmt. Grade Muni Fund (VGM)                                                       69,500
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $574,473)                                                                             552,100
                                                                                                                  ----------------

SHORT-TERM SECURITIES (12.6%) (2)
         4,375,900     Dreyfus Tax-Exempt Cash Management Fund, 1.63%                                                    4,375,900
                                                                                                                  ----------------

Total Short-Term Securities (cost: $4,375,900)                                                                           4,375,900
                                                                                                                  ----------------


Total investments in securities (cost: $38,660,160)                                                               $     37,120,056
                                                                                                                  ----------------



Other Assets and Liabilities, Net (-6.58%)                                                                              (2,292,244)

                                                                                                                  ----------------
Total Net Assets                                                                                                  $     34,827,812
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                          38,660,160
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                               22,341
Gross Unrealized Depreciation                                                                                             (911,048)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                                 (888,707)
                                                                                                                  ================

Notes To Schedule of Investments:
---------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                             AT VALUE
                                                     -------------------------
Level 1 - Quoted Prices                                            $37,120,056
Level 2 - Other Significant Observable Inputs                               --
Level 3 - Significant Unobservable Inputs                                   --
------------------------------------------------------------------------------
Total                                                              $37,120,056
==============================================================================

(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:      /s/Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 15, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         -----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 15, 2008


By:      /s/Roger J. Sit
         -----------------------------
         Roger J. Sit
         President

Date:    August 15, 2008